Prospectus

JPMorgan SmartRetirement Funds

Class A, Class C & Select Class Shares

November 1, 2010, and supplemented March 29, 2011

JPMorgan SmartRetirement Income Fund®

Class/Ticker: A/JSRAX; C/JSRCX; Select/JSRSX

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: A/JSWAX; C/JSWCX; Select/JSWSX

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker: A/JSFAX; C/JSFCX; Select/JSFSX

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: A/JTTAX; C/JTTCX; Select/JTTSX

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: A/JNSAX; C/JNSCX; Select/JNSSX

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: A/JSMAX; C/JSMCX; Select/JSMSX

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: A/SRJAX; C/SRJCX; Select/SRJSX

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker: A/SMTAX; C/SMTCX; Select/SMTSX

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: A/JSAAX; C/JSACX; Select/JSASX

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: A/JTSAX; C/JTSCX; Select/JTSSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan SmartRetirement Income Fund®

Class/Ticker: A/JSRAX; C/JSRCX; Select/JSRSX

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.32

0.32

0.32
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.07

0.07

0.07

Acquired Fund Fees and Expenses (Underlying Fund)

0.63

0.63

0.63

Total Annual Fund Operating Expenses[1]

1.20

1.70

0.95

Fee Waivers and/or Expense Reimbursements[1]

(0.30
)

(0.15
)

(0.15
)

Total Annual Fund Operating

Expenses After Fee Waivers and Expense Reimbursements[1]

0.90

1.55

0.80

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.27%, 0.92%, and 0.17% of the average daily net assets of the Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

538

785

1,052

1,814

CLASS C SHARES ($)

258

521

909

1,996

SELECT CLASS SHARES ($)

82

288

511

1,153

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

538

785

1,052

1,814

CLASS C SHARES ($)

158

521

909

1,996

SELECT CLASS SHARES ($)

82

288

511

1,153

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund® is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

1

JPMorgan SmartRetirement Income Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. Because the Fund is designed for investors who are retired or about to retire soon, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) generally establishes a target allocation for the Fund on an annual basis that emphasizes fixed income funds and invests, to a lesser extent, in U.S. equity funds and other types of funds described above. In establishing the Fund’s allocation, the Adviser focuses on securities that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives.
Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve
its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Securities of Real Estate Companies and REITs Risks.
Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.“

High Yield Securities Risk.
Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

2

JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.
The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section
provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target

Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the
Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

10.12%

Worst Quarter

4th quarter, 2008

–7.91%

The Fund’s year-to-date total
return through 9/30/10 was 7.63%.

NOVEMBER 1, 2010

3

JPMorgan SmartRetirement Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund[1] (since 5/15/06)

SELECT CLASS

Return Before Taxes

21.37
%

3.38
%

Return After Taxes on Distributions

19.94

1.99

Return After Taxes on Distributions and Sale of Fund Shares

13.92

2.15

CLASS A

Return Before Taxes

15.63

1.84

CLASS C

Return Before Taxes

19.50

2.62

S&P TARGET DATE RETIREMENT INCOME INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

11.65

2.93

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.56

RUSSELL 3000 INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(1.42
)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX

(Reflects No Deduction for Taxes)

13.79

3.49

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2
Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2006

Managing Director

Pat Jakobson

2006

Managing Director

Michael Schoenhaut

2006

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: A/JSWAX; C/JSWCX; Select/JSWSX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.35

0.35

0.35
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.10

0.10

0.10

Acquired Fund Fees and Expenses (Underlying Fund)

0.66

0.66

0.66

Total Annual Fund Operating Expenses[1]

1.26

1.76

1.01

Fee Waivers and/or Expense Reimbursements[1]

(0.32
)

(0.17
)

(0.17
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

0.94

1.59

0.84

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

542

801

1,081

1,877

CLASS C SHARES ($)

262

538

938

2,059

SELECT CLASS SHARES ($)

86

305

541

1,221

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

542

801

1,081

1,877

CLASS C SHARES ($)

162

538

938

2,059

SELECT CLASS SHARES ($)

86

305

541

1,221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging

NOVEMBER 1, 2010

5

JPMorgan SmartRetirement 2010 Fund (continued)

markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan
Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a
“to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the
Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant

percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called
“sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of
the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity
Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

6

JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the
Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain
underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section
provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index,
and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.
Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

11.38%

Worst Quarter

4th quarter, 2008

–10.54%

The Fund’s year-to-date total
return through 9/30/10 was 7.76%.

NOVEMBER 1, 2010

7

JPMorgan SmartRetirement 2010 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund[1] (since 5/15/06)

SELECT CLASS

Return Before Taxes

23.32
%

2.69
%

Return After Taxes on Distributions

21.91

1.28

Return After Taxes on Distributions and Sale of Fund Shares

15.21

1.58

CLASS A

Return Before Taxes

17.57

1.15

CLASS C

Return Before Taxes

21.49

1.93

S&P TARGET DATE 2010 INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

14.90

2.62

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.56

RUSSELL 3000 INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(1.42
)

LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX

(Reflects No Deduction for Taxes)

21.58

2.23

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2
Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2006

Managing Director

Pat Jakobson

2006

Managing Director

Michael Schoenhaut

2006

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker:

A/JSFAX; C/JSFCX; Select/JSFSX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.35

0.35

0.35
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.10

0.10

0.10

  Acquired Fund Fees and
Expenses (Underlying Fund)

0.73

0.73

0.73

  Total Annual Fund Operating
Expenses[1]

1.33

1.83

1.08

Fee Waivers and/or Expense Reimbursements[1]

(0.32
)

(0.17
)

(0.17
)

  Total Annual Fund Operating
 Expenses After Fee Waivers   and Expense
Reimbursements[1]

1.01

1.66

0.91

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

548

822

1,117

1,953

CLASS C SHARES ($)

269

559

975

2,134

SELECT CLASS SHARES ($)

93

327

579

1,302

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

548

822

1,117

1,953

CLASS C SHARES ($)

169

559

975

2,134

SELECT CLASS SHARES ($)

93

327

579

1,302

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging

NOVEMBER 1, 2010

9

JPMorgan SmartRetirement 2015 Fund (continued)

markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan
Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a
“to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the
Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk.
Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called
“sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When Mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e. premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of
the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign
Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

10

JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the
Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain
underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section
provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P

Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance
(before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

14.01%

Worst Quarter

4th quarter, 2008

–13.53%

The Fund’s year-to-date total
return through 9/30/10 was 8.09%.

NOVEMBER 1, 2010

11

JPMorgan SmartRetirement 2015 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund[1] (since 5/15/06)

SELECT CLASS

Return Before Taxes

26.66
%

2.16
%

Return After Taxes on Distributions

25.40

0.85

Return After Taxes on Distributionsand Sale of Fund Shares

17.42

1.22

CLASS A

Return Before Taxes

20.81

0.64

CLASS C

Return Before Taxes

24.77

1.40

S&P TARGET DATE 2015 INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

17.77

2.21

RUSSELL 3000 INDEX[2]

  (Reflects No Deduction for Fees,
Expenses or Taxes)

28.34

(1.42
)

BARCLAYS CAPITAL

U.S. AGGREGATE INDEX

  (Reflects No Deduction for Fees,
Expenses or Taxes)

5.93

6.56

  LIPPER MIXED-ASSET TARGET
2015 FUNDS INDEX

(Reflects No Deduction for Taxes)

25.18

2.09

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2006

Managing Director

Pat Jakobson

2006

Managing Director

Michael Schoenhaut

2006

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: A/JTTAX; C/JTTCX; Select/JTTSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.34

0.34

0.34
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.09

0.09

0.09

Acquired Fund Fees and Expenses (Underlying Fund)

0.78

0.78

0.78

Total Annual Fund Operating Expenses[1]

1.37

1.87

1.12

Fee Waivers and/or Expense Reimbursements[1]

(0.31
)

(0.16
)

(0.16
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.06

1.71

0.96

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28%, 0.93% and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

553

835

1,138

1,996

CLASS C SHARES ($)

274

572

996

2,177

SELECT CLASS SHARES ($)

98

340

601

1,349

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

553

835

1,138

1,996

CLASS C SHARES ($)

174

572

996

2,177

SELECT CLASS SHARES ($)

98

340

601

1,349

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

13

JPMorgan SmartRetirement 2020 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the
Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest
in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks,

14

JPMORGAN SMARTRETIREMENT FUNDS

and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities.
Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting
www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

15.73%

Worst Quarter

2nd quarter, 2008

–15.58%

The Fund’s year-to-date total return
through 9/30/10 was 7.95%.

NOVEMBER 1, 2010

15

JPMorgan SmartRetirement 2020 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund[1] (since 5/15/06)

SELECT CLASS

Return Before Taxes

29.21
%

1.78
%

Return After Taxes on Distributions

28.20

0.50

Return After Taxes on Distributionsand Sale of Fund Shares

19.13

0.91

CLASS A

Return Before Taxes

23.19

0.23

CLASS C

Return Before Taxes

27.26

1.02

S&P TARGET DATE 2020 INDEX[2]

  (Reflects No Deduction for Fees,
Expenses or Taxes)

20.25

1.73

RUSSELL 3000 INDEX[2]

(Reflects No Deduction for Fees,

Expenses or Taxes)

28.34

(1.42
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

  (Reflects No Deduction for Fees,
Expenses or Taxes)

5.93

6.56

LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX

(Reflects No Deduction for Taxes)

27.70

1.44

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2006

Managing Director

Pat Jakobson

2006

Managing Director

Michael Schoenhaut

2006

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase
minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: A/JNSAX; C/JNSCX; Select/JNSSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

  Maximum Deferred Sales Charge (Load) as % of Original Cost of
the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.35

0.34

0.34
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.10

0.09

0.09

  Acquired Fund Fees and
Expenses (Underlying Fund)

0.81

0.81

0.81

Total Annual Fund Operating Expenses[1]

1.41

1.90

1.15

Fee Waivers and/or Expense Reimbursements[1]

(0.31
)

(0.15
)

(0.15
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.10

1.75

1.00

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

557

847

1,158

2,039

CLASS C SHARES ($)

278

582

1,013

2,210

SELECT CLASS SHARES ($)

102

350

618

1,384

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

557

847

1,158

2,039

CLASS C SHARES ($)

178

582

1,013

2,210

SELECT CLASS SHARES ($)

102

350

618

1,384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

17

JPMorgan SmartRetirement 2025 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the
Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest
in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.
Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

18

JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying
funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.
The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

17.12%

Worst Quarter

4th quarter, 2008

–17.36%

The Fund’s year-to-date total
return through 9/30/10 was 7.56%.

NOVEMBER 1, 2010

19

JPMorgan SmartRetirement 2025 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund (since 7/31/07)

SELECT CLASS

Return Before Taxes

31.29
%

(3.17
)%

Return After Taxes on Distributions

30.47

(4.08
)

Return After Taxes on Distributionsand Sale of Fund Shares

20.50

(3.10
)

CLASS A

Return Before Taxes

25.11

(5.23
)

CLASS C

Return Before Taxes

29.23

(3.91
)

S&P TARGET DATE 2025 INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

22.33

(3.88
)

RUSSELL 3000 INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(7.99
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.76

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE

(Reflects No Deduction for Taxes)

14.47

(6.43
)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2007

Managing Director

Pat Jakobson

2007

Managing Director

Michael Schoenhaut

2007

Vice President

Daniel Oldroyd

2010

Vice
President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: A/JSMAX; C/JSMCX; Select/JSMSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.36

0.36

0.36
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.11

0.11

0.11

Acquired Fund Fees and Expenses (Underlying Fund)

0.85

0.85

0.85

Total Annual Fund Operating Expenses[1]

1.46

1.96

1.21

Fee Waivers and/or Expense Reimbursements[1]

(0.32
)

(0.17
)

(0.17
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.14

1.79

1.04

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

561

861

1,183

2,092

CLASS C SHARES ($)

282

599

1,042

2,272

SELECT CLASS SHARES ($)

106

367

649

1,451

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

561

861

1,183

2,092

CLASS C SHARES ($)

182

599

1,042

2,272

SELECT CLASS SHARES ($)

106

367

649

1,451

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

21

JPMorgan SmartRetirement 2030 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the
Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest
in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain
underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

22

JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying
funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.
The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting
www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

18.50%

Worst Quarter

4th quarter, 2008

–19.02%

The Fund’s year-to-date total
return through 9/30/10 was 7.44%.

NOVEMBER 1, 2010

23

JPMorgan SmartRetirement 2030 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund[1] (since 5/15/06)

SELECT CLASS

Return Before Taxes

32.72
%

1.02
%

Return After Taxes on Distributions

31.89

(0.07
)

Return After Taxes on Distributions and Sale of Fund Shares

21.46

0.45

CLASS A

Return Before Taxes

26.45

(0.49
)

CLASS C

Return Before Taxes

30.73

0.26

S&P TARGET DATE 2030 INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

24.01

1.08

RUSSELL 3000 INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(1.42
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.56

LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX

(Reflect No Deduction for Taxes)

30.89

(0.18
)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2006

Managing Director

Pat Jakobson

2006

Managing Director

Michael Schoenhaut

2006

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: A/SRJAX; C/SRJCX; Select/SRJSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.37

0.37

0.36
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.12

0.12

0.11

Acquired Fund Fees and Expenses (Underlying Fund)

0.87

0.87

0.87

Total Annual Fund Operating Expenses[1]

1.49

1.99

1.23

Fee Waivers and/or Expense Reimbursements[1]

(0.33
)

(0.18
)

(0.17
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.16

1.81

1.06

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

563

869

1,197

2,122

CLASS C SHARES ($)

284

607

1,056

2,302

SELECT CLASS SHARES ($)

108

374

659

1,474

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

563

869

1,197

2,122

CLASS C SHARES ($)

184

607

1,056

2,302

SELECT CLASS SHARES ($)

108

374

659

1,474

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

25

JPMorgan SmartRetirement 2035 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan Smart-Retirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the
Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest
in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain
underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

26

JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying
funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.
The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

19.33%

Worst Quarter

4th quarter, 2008

–19.18%

The Fund’s year-to-date total
return through 9/30/10 was 7.00%.

NOVEMBER 1, 2010

27

JPMorgan SmartRetirement 2035 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund (since 7/31/07)

SELECT CLASS

Return Before Taxes

33.95
%

(4.38
)%

Return After Taxes on Distributions

33.28

(5.14
)

Return After Taxes on Distributions and Sale of Fund Shares

22.28

(4.01
)

CLASS A

Return Before Taxes

27.57

(6.44
)

CLASS C

Return Before Taxes

31.84

(5.13
)

S&P TARGET DATE 2035 INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

25.30

(5.76
)

RUSSELL 3000 INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(7.99
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.76

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE

(Reflects No Deduction for Taxes)

14.27

(7.89
)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2007

Managing Director

Pat Jakobson

2007

Managing Director

Michael Schoenhaut

2007

Vice President

Daniel Oldroyd

2010

Vice
President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 Fund

Class/Ticker: A/SMTAX; C/SMTCX; Select/SMTSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.40

0.40

0.40
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.15

0.15

0.15

Acquired Fund Fees and Expenses (Underlying Fund)

0.88

0.88

0.88

Total Annual Fund Operating Expenses[1]

1.53

2.03

1.28

Fee Waivers and/or Expense Reimbursements[1]

(0.36
)

(0.21
)

(0.21
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.17

1.82

1.07

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

564

878

1,214

2,162

CLASS C SHARES ($)

285

616

1,074

2,342

SELECT CLASS SHARES ($)

109

385

682

1,527

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

564

878

1,214

2,162

CLASS C SHARES ($)

185

616

1,074

2,342

SELECT CLASS SHARES ($)

109

385

682

1,527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

29

JPMorgan SmartRetirement 2040 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that
the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other
J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and
Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in
“emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High
Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same

30

JPMORGAN SMARTRETIREMENT FUNDS

risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s
direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

19.26%

Worst Quarter

4th quarter, 2008

–19.46%

The Fund’s year-to-date total
return through 9/30/10 was 7.10%.

NOVEMBER 1, 2010

31

JPMorgan SmartRetirement 2040 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund[1] (since 5/15/06)

SELECT CLASS

Return Before Taxes

33.61
%

0.86
%

Return After Taxes on Distributions

32.90

(0.21
)

Return After Taxes on Distributions and Sale of Fund Shares

22.07

0.33

CLASS A

Return Before Taxes

27.31

(0.63
)

CLASS C

Return Before Taxes

31.59

0.11

S&P TARGET DATE 2040 INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

26.28

0.04

RUSSELL 3000 INDEX[2]

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(1.42
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.56

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE

(Reflects No Deduction for Taxes)

14.39

(2.85
)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2006

Managing Director

Pat Jakobson

2006

Managing Director

Michael Schoenhaut

2006

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase minimum

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: A/JSAAX; C/JSACX; Select/JSASX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.42

0.42

0.42
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.17

0.17

0.17

Acquired Fund Fees and Expenses (Underlying Fund)

0.87

0.87

0.87

Total Annual Fund Operating Expenses[1]

1.54

2.04

1.29

Fee Waivers and/or Expense Reimbursements[1]

(0.38
)

(0.23
)

(0.23
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.16

1.81

1.06

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

563

879

1,217

2,171

CLASS C SHARES ($)

284

617

1,077

2,351

SELECT CLASS SHARES ($)

108

386

686

1,536

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

563

879

1,217

2,171

CLASS C SHARES ($)

184

617

1,077

2,351

SELECT CLASS SHARES ($)

108

386

686

1,536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

33

JPMorgan SmartRetirement 2045 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and
Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in
“emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High
Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same

34

JPMORGAN SMARTRETIREMENT FUNDS

risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s
direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section
provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s

Select Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P
Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

19.28%

Worst Quarter

4th quarter, 2008

–19.20%

The Fund’s year-to-date total
return through 9/30/10 was 6.90%.

NOVEMBER 1, 2010

35

JPMorgan SmartRetirement 2045 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund (since 7/31/07)

SELECT CLASS

Return Before Taxes

33.98
%

(3.89
)%

Return After Taxes on Distributions

33.26

(4.68
)

Return After Taxes on Distributions and Sale of Fund Shares

22.30

(3.62
)

CLASS A

Return Before Taxes

27.88

(5.92
)

CLASS C

Return Before Taxes

31.95

(4.63
)

S&P TARGET DATE 2045+ INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

26.72

(6.91
)

RUSSELL 3000 INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(7.99
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.76

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE

(Reflects No Deduction for Taxes)

14.28

(8.27
)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2007

Managing Director

Pat Jakobson

2007

Managing Director

Michael Schoenhaut

2007

Vice President

Daniel Oldroyd

2010

Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: A/JTSAX; C/JTSCX; Select/JTSSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds —
SALES CHARGES” on page 62 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price

4.50%

NONE

NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

NONE

NONE

NONE

Distribution (Rule 12b-1) Fees

0.25
%

0.75
%

NONE

Other Expenses

0.49

0.49

0.49
%

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

0.24

0.24

0.24

Acquired Fund Fees and Expenses (Underlying Fund)

0.87

0.87

0.87

Total Annual Fund Operating Expenses[1]

1.61

2.11

1.36

Fee Waivers and/or Expense Reimbursements[1]

(0.45
)

(0.30
)

(0.30
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.16

1.81

1.06

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

563

893

1,246

2,239

CLASS C SHARES ($)

284

632

1,106

2,418

SELECT CLASS SHARES ($)

108

401

716

1,609

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

563

893

1,246

2,239

CLASS C SHARES ($)

184

632

1,106

2,418

SELECT CLASS SHARES ($)

108

401

716

1,609

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010

37

JPMorgan SmartRetirement 2050 Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”).
Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The
Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment
Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and
Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in
“emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High
Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same

38

JPMORGAN SMARTRETIREMENT FUNDS

risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s
direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section
provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s

Select Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P
Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2009

19.04%

Worst Quarter

4th quarter, 2008

–19.11%

The Fund’s year-to-date total
return through 9/30/10 was 7.24%.

NOVEMBER 1, 2010

39

JPMorgan SmartRetirement 2050 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)

Past 1 Year

Life of Fund (since 7/31/07)

SELECT CLASS

Return Before Taxes

33.66
%

(3.95
)%

Return After Taxes on Distributions

32.97

(4.72
)

Return After Taxes on Distributions and Sale of Fund Shares

22.09

(3.67
)

CLASS A

Return Before Taxes

27.45

(5.99
)

CLASS C

Return Before Taxes

31.76

(4.68
)

S&P TARGET DATE 2045+ INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

26.72

(6.91
)

RUSSELL 3000 INDEX[1]

(Reflects No Deduction for Fees, Expenses or Taxes)

28.34

(7.99
)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

5.93

6.76

LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE

(Reflects No Deduction for Taxes)

14.75

(8.49
)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1
Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed Fund
Since

Primary Title with Investment Adviser

Jeffery A. Geller

2008

Managing Director

Anne Lester

2007

Managing Director

Pat Jakobson

2007

Managing Director

Michael Schoenhaut

2007

Vice President

Daniel Oldroyd

2010

Vice
President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$500

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem
shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by
JPMIM. The underlying funds are managed by JPMIM or Security Capital Research & Management Incorporated (SC-R&M). SC-R&M is under common control with JPMIM. Highbridge Capital Management, LLC (HCM) is the sub-adviser to the
Highbridge Statistical Market Neutral Fund and the Highbridge Dynamic Commodities Strategy Fund. HCM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan
China Region Fund and the JPMorgan India Fund. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to invest in a diversified group of other mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds). The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies, commodities and money market instruments. Exposure and diversification to such asset classes is achieved by investing in the other J.P. Morgan Funds (the underlying funds) as well as by investing directly in securities and other financial instruments, including derivatives, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC). In connection with its main investment strategies, the Funds may use futures including exchange traded futures. The Funds are also permitted to use other derivatives such as options and swaps. Under certain market conditions, the use of derivatives could be significant.

A brief description of the underlying J.P. Morgan Funds can be found in Appendix A. Appendix A lists the underlying funds that each
Fund may utilize as of the date of this prospectus. The Funds may invest in additional underlying funds that are not listed on Appendix A from time to time in the future so long as a Fund’s investments in any additional underlying fund does not exceed 5% of Fund holdings. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the Adviser believes would outperform the Funds’ benchmarks and peer group over the long term.

All of the JPMorgan SmartRetirement Funds, except the JPMorgan SmartRetirement Income Fund (the Target Date
Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2015 for the JPMorgan SmartRetirement 2015 Fund). The JPMorgan Smart-Retirement Income Fund is designed for investors who are retired or expect to retire soon.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may
involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target
Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the
Statement of Additional Information.

Glide Path. JPMIM uses a strategic asset allocation strategy for each of the Target Date
Funds that changes over time as a Fund approaches its target retirement date. This is known as the “Glide Path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s target asset allocation will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. Once a Target Date Fund’s asset allocation is substantially the same as the JPMorgan Smart-Retirement Income Fund, the Target Date Fund may, but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The
Target Date Funds are “to” funds rather than “through” funds.

WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?

A “through” target date fund has a
longer Glide Path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund treats the target date as the end point of the Glide Path. These funds reach their most conservative allocation close to the target retirement year. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

NOVEMBER 1, 2010

41

More About the Funds
(continued)

Target Allocations. For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among J.P. Morgan Funds. For each Target Date Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds or asset classes when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time.

For each Fund, the target asset allocation among types of underlying funds as of February 28, 2011 is set forth below.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

42

JPMORGAN SMARTRETIREMENT FUNDS

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1
For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

NOVEMBER 1, 2010

43

More About the Funds
(continued)

The Adviser may make changes to the target asset allocation within the ranges indicated below.

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2010 Fund

Type of Investment

Target Asset Allocation

Range

Target Asset Allocation

Range

U.S. Large Cap Equity Funds

16.5
%

0–30
%

16.5
%

0–30
%

U.S. Small/Mid Cap Equity Funds

3.5

0–10

3.5

0–10

REIT Funds

2.5

0–10

2.5

0–10

International Equity Funds

7.5

0–23

7.5

0–23

Emerging Markets Equity Funds

3.0

0–20

3.0

0–20

U.S. Fixed Income Funds

45.0

30–90

45.0

30–90

Emerging Markets Debt Funds

4.5

0–15

4.5

0–15

High Yield Fixed Income Funds

7.5

0–15

7.5

0–15

Money Market Funds/Cash and Cash Equivalents

10.0

0–20

10.0

0–20

Market Neutral Funds

0.0

0–20

0.0

0–20

Commodities Funds

0.0

0–15

0.0

0–15

	JPMorgan SmartRetirement 2015 Fund		JPMorgan SmartRetirement 2020 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	24.5%	12–42%	29.5%	17–47%
U.S. Small/Mid Cap Equity Funds	5.5	0–20	7.0	0–20
REIT Funds	4.0	0–20	4.5	0–20
International Equity Funds	11.0	0–30	13.0	0–30
Emerging Markets Equity Funds	5.0	0–20	6.0	0–20
U.S. Fixed Income Funds	40.0	20–60	31.0	10–50
Emerging Markets Debt Funds	4.0	0–15	3.5	0–15
High Yield Fixed Income Funds	6.0	0–15	5.5	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2025 Fund		JPMorgan SmartRetirement 2030 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	34.25%	20–50%	37.75%	20–55%
U.S. Small/Mid Cap Equity Funds	8.0	0–20	9.0	0–20
REIT Funds	5.0	0–20	5.5	0–20
International Equity Funds	15.75	5–35	17.75	5–35
Emerging Markets Equity Funds	7.0	0–20	7.5	0–20
U.S. Fixed Income Funds	22.0	0–40	15.5	0–40
Emerging Markets Debt Funds	3.0	0–15	2.5	0–15
High Yield Fixed Income Funds	5.0	0–15	4.5	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

44	JPMORGAN SMARTRETIREMENT FUNDS

	JPMorgan SmartRetirement 2035 Fund		JPMorgan SmartRetirement 2040 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	42.0%	25–55%	42.0%	25–55%
U.S. Small/Mid Cap Equity Funds	9.5	0–20	9.5	0–20
REIT Funds	6.0	0–20	6.0	0–20
International Equity Funds	19.5	5–35	19.5	5–35
Emerging Markets Equity Funds	8.0	0–20	8.0	0–20
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2045 Fund		JPMorgan SmartRetirement 2050 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	42.0%	25–55%	42.0%	25–55%
U.S. Small/Mid Cap Equity Funds	9.5	0–20	9.5	0–20
REIT Funds	6.0	0–20	6.0	0–20
International Equity Funds	19.5	5–35	19.5	5–35
Emerging Markets Equity Funds	8.0	0–20	8.0	0–20
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

NOVEMBER 1, 2010	45

More About the Funds (continued)

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying J.P. Morgan Funds within the following ranges, subject to changes as described above.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–20%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Dynamic Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Research Equity Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Value Discovery Fund*	0–20	0–20	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

46	JPMORGAN SMARTRETIREMENT FUNDS

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Dynamic Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Research Equity Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Value Discovery Fund*	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

NOVEMBER 1, 2010	47

More About the Funds (continued)

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20

48	JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–10	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Emerging Markets Equity Fund	0–20	0–20	0–20	0–20	0–20

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Inflation Managed Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Limited Duration Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–90	0–60	0–50	0–40
JPMorgan Total Return Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–90	0–60	0–50	0–40

NOVEMBER 1, 2010	49

More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Emerging Markets Equity Fund	0–20	0–20	0–20	0–20	0–20

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Inflation Managed Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Limited Duration Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Total Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40

50	JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–20	0–10	0–10	0–10

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

NOVEMBER 1, 2010	51

More About the Funds (continued)

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds currently do not offer Class R5 Shares and will not offer Class R6 Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds, or to the extent that an underlying fund does not have Institutional Class Shares, the Funds may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Funds invest in shares of the underlying funds that do not offer Class R6 Shares, the Funds’ total expenses will be higher. Additional J.P. Morgan Funds may be added to the list of underlying funds from time to time.

Direct Investments in Securities and Financial Instruments.

The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities and other financial instruments, such as futures, swaps and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities.

INVESTMENT RISKS

The JPMorgan SmartRetirement Funds invest in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the JPMorgan SmartRetirement Funds and the risks associated with the underlying funds are described below.

Investment Risk. JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date

Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.

JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.

1.	Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.

2.	You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.

3.	Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.

4.	Your risk tolerance may change over time. It is important that you re-evaluate your investment in a Target Date Fund periodically.

5.	If you need help making an investment decision, you should consult a financial advisor.

Investments in Mutual Funds Risk. Each JPMorgan Smart-Retirement Fund invests in underlying J.P. Morgan Funds as a primary strategy, so each Fund’s performance is directly related to the performance of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Derivatives Risk. The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk

52	JPMORGAN SMARTRETIREMENT FUNDS

that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Securities and Financial Instruments Risks. JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.

Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by

NOVEMBER 1, 2010	53

More About the Funds (continued)

applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the Adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Interest Rate Risk. Some of the underlying funds invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Funds. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Mortgage-Related and Other Asset-Backed Securities Risk. Some of the underlying funds invest in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be more volatile and may be subject to higher risk of nonpayment.

Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Foreign Securities and Emerging Market Risks. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These

54	JPMORGAN SMARTRETIREMENT FUNDS

risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the underlying fund’s yield on those securities would be decreased.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.

Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these Funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the underlying funds’ shares being more sensitive to the economic results of those issuing the securities.

Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the CPI-U in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of inflation. In addition, some of the underlying funds may make direct investments in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest is adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. An underlying fund’s

NOVEMBER 1, 2010	55

More About the Funds (continued)

investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Securities Lending Risk. Some of the underlying funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. In addition, an underlying fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, an underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.

Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.

Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect an underlying fund’s performance.

Redemption Risk. An underlying fund may need to sell its holdings in order to meet shareholder redemption requests. The underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to or is required to sell are illiquid. The underlying fund may be unable to sell illiquid

56	JPMORGAN SMARTRETIREMENT FUNDS

securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 and will not offer Class R6 Shares, therefore, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R6, Class R5 or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. The shares of the underlying funds in which the JPMorgan SmartRetirement Funds invest impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waivers and/or Expense Reimbursements” in the Annual Fund Operating Expenses table.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ON S&P TARGET DATE INDEX SERIES

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an Index) was 9/25/08 (the Original Inception Date). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective 3/1/10, Standard & Poor’s modified the method used to calculate Index levels and returns for each Index. Index history prior to 3/1/10 reflected the original calculation method, while Index history after 3/1/10 reflects the modified calculation method.

Prior to 3/1/10, each Index was reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After 3/1/10, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule took effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

NOVEMBER 1, 2010	57

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial

Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

58	JPMORGAN SMARTRETIREMENT FUNDS

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

NOVEMBER 1, 2010	59

How to Do Business with the Funds (continued)

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 121-b fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in securities and other financial instruments. The market value of an underlying fund’s investments and the Funds’ direct investments in securities and other financial instruments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

60	JPMORGAN SMARTRETIREMENT FUNDS

Decide how much you want to invest.

Class A and Class C Shares are subject to a $500 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. Subsequent investments must be at least $25 per Fund.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

NOVEMBER 1, 2010	61

How to Do Business with the Funds (continued)

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $500 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor

62	JPMORGAN SMARTRETIREMENT FUNDS

or its affiliates from its or their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS[1]
Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 to $249,999	3.50	3.63	3.05
$250,000 to $499,999	2.50	2.56	2.05
$500,000 to $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may with- hold these payments with respect to short-term investments. See the State- ment of Additional Information for more details.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to

NOVEMBER 1, 2010	63

How to Do Business with the Funds (continued)

verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but

64	JPMORGAN SMARTRETIREMENT FUNDS

not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relation- ship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documenta- tion may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documen- tation may be required.

9.	Bought when one Fund invests in another J. P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J. P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for pur- poses of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool estab- lished for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) estab- lished initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide record- keeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institu- tional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

NOVEMBER 1, 2010	65

How to Do Business with the Funds (continued)

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Redemptions made due to the death of a shareholder or made within one year of initial qualification for Social Secu- rity disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemp- tion order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retire- ment plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfac- tory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are consid- ered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

66	JPMORGAN SMARTRETIREMENT FUNDS

Because Rule 12b-1 fees are paid out of Fund assets on an on going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchang-

ing into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

For the Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Funds or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of a Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

NOVEMBER 1, 2010	67

How to Do Business with the Funds (continued)

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

68	JPMORGAN SMARTRETIREMENT FUNDS

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic With- drawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such pay- ments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Infor- mation. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then- current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

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How to Do Business with the Funds (continued)

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

70	JPMORGAN SMARTRETIREMENT FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear if Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

If you receive distributions that are properly designated as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear if Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and

NOVEMBER 1, 2010	71

Shareholder Information (continued)

character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by a Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

72	JPMORGAN SMARTRETIREMENT FUNDS

Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (245 Park Avenue, New York, NY 10167) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in that Fund’s semi-annual report for the six-month period ended December 31.

ADVISORY FEES

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan

Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

THE FUND MANAGERS

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, Michael Schoenhaut and Daniel Oldroyd. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has had investment oversight responsibility for the Funds since 2008. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Rus-sell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of GMAG since 2000, and a portfolio manager of the Funds since their inception. Mr. Jakobson, Managing Director, joined JPMIM in 1987, has served as a portfolio manager for JPMIM’s global asset allocation and balanced portfolios since 1995, and has been a portfolio manager of the Funds since their inception. Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception. An employee since 2000 and a portfolio manager of the Funds since November 2010, Mr. Old-royd, Vice President and CFA and CAIA charterholder, has held several positions including investment strategist for J.P. Morgan Retirement Plans Services.

JPMIM and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

NOVEMBER 1, 2010	73

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the last one through five years or the periods of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available on request.

The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (Underlying Fund).

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement Income Fund
Class A
Year Ended June 30, 2010	$12.96	$0.46	(g)	$1.28	$1.74	$(0.44)	$—	$(0.44)
Year Ended June 30, 2009	14.75	0.47	(g)	(1.56)	(1.09)	(0.47)	(0.23)	(0.70)
Year Ended June 30, 2008	15.98	0.59	(g)	(1.09)	(0.50)	(0.72)	(0.01)	(0.73)
Year Ended June 30, 2007	14.88	0.62	(g)	0.94	1.56	(0.46)	— (h)	(0.46)
May 15, 2006 (i) through June 30, 2006	15.00	0.10		(0.13)	(0.03)	(0.09)	—	(0.09)

Class C
Year Ended June 30, 2010	12.95	0.38	(g)	1.27	1.65	(0.36)	—	(0.36)
Year Ended June 30, 2009	14.75	0.43	(g)	(1.59)	(1.16)	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2008	15.98	0.52	(g)	(1.09)	(0.57)	(0.65)	(0.01)	(0.66)
Year Ended June 30, 2007	14.88	0.50	(g)	0.97	1.47	(0.37)	— (h)	(0.37)
May 15, 2006 (i) through June 30, 2006	15.00	0.08		(0.12)	(0.04)	(0.08)	—	(0.08)

Select Class
Year Ended June 30, 2010	12.96	0.47	(g)	1.29	1.76	(0.45)	—	(0.45)
Year Ended June 30, 2009	14.76	0.51	(g)	(1.58)	(1.07)	(0.50)	(0.23)	(0.73)
Year Ended June 30, 2008	15.98	0.61	(g)	(1.07)	(0.46)	(0.75)	(0.01)	(0.76)
Year Ended June 30, 2007	14.88	0.62	(g)	0.97	1.59	(0.49)	— (h)	(0.49)
May 15, 2006 (i) through June 30, 2006	15.00	0.10		(0.12)	(0.02)	(0.10)	—	(0.10)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.

74	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$14.26	13.42%	$21,538	0.28%	3.21%	0.57%	10%
12.96	(7.13)	4,910	0.42	3.68	0.62	63
14.75	(3.27)	1,857	0.42	3.82	0.56	38
15.98	10.55	134	0.42	3.91	1.02	38
14.88	(0.19)	25	0.41	5.10	0.73	1

14.24	12.78	1,635	0.92	2.67	1.07	10
12.95	(7.64)	418	0.92	3.32	1.11	63
14.75	(3.75)	315	0.92	3.38	1.06	38
15.98	9.98	73	0.92	3.18	1.45	38
14.88	(0.25)	25	0.91	4.61	1.19	1

14.27	13.62	26,081	0.17	3.27	0.32	10
12.96	(6.99)	11,569	0.17	4.01	0.37	63
14.76	(3.02)	10,104	0.17	3.93	0.31	38
15.98	10.80	3,455	0.17	3.88	0.46	38
14.88	(0.15)	100	0.17	5.35	0.52	1

NOVEMBER 1, 2010	75

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2010 Fund
Class A
Year Ended June 30, 2010	$12.36	$0.44	(g)	$1.38	$1.82	$(0.45)	$—	$(0.45)
Year Ended June 30, 2009	14.67	0.46	(g)	(2.06)	(1.60)	(0.42)	(0.29)	(0.71)
Year Ended June 30, 2008	16.22	0.55		(1.33)	(0.78)	(0.67)	(0.10)	(0.77)
Year Ended June 30, 2007	14.88	0.50		1.39	1.89	(0.54)	(0.01)	(0.55)
May 15, 2006 (h) through June 30, 2006	15.00	0.09		(0.16)	(0.07)	(0.05)	—	(0.05)

Class C
Year Ended June 30, 2010	12.35	0.37	(g)	1.35	1.72	(0.37)	—	(0.37)
Year Ended June 30, 2009	14.65	0.41	(g)	(2.05)	(1.64)	(0.37)	(0.29)	(0.66)
Year Ended June 30, 2008	16.21	0.49		(1.34)	(0.85)	(0.61)	(0.10)	(0.71)
Year Ended June 30, 2007	14.88	0.39		1.41	1.80	(0.46)	(0.01)	(0.47)
May 15, 2006 (h) through June 30, 2006	15.00	0.07		(0.15)	(0.08)	(0.04)	—	(0.04)

Select Class
Year Ended June 30, 2010	12.36	0.45	(g)	1.38	1.83	(0.46)	—	(0.46)
Year Ended June 30, 2009	14.66	0.48	(g)	(2.04)	(1.56)	(0.45)	(0.29)	(0.74)
Year Ended June 30, 2008	16.22	0.58		(1.32)	(0.74)	(0.72)	(0.10)	(0.82)
Year Ended June 30, 2007	14.88	0.53		1.40	1.93	(0.58)	(0.01)	(0.59)
May 15, 2006 (h) through June 30, 2006	15.00	0.09		(0.16)	(0.07)	(0.05)	—	(0.05)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

76	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.73	14.72%	$29,031	0.29%	3.19%	0.60%	16%
12.36	(10.62)	8,850	0.43	3.74	0.67	63
14.67	(5.01)	4,806	0.43	3.37	0.62	31
16.22	12.85	2,622	0.43	3.15	0.56	27
14.88	(0.47)	25	0.43	4.60	0.80	2

13.70	13.97	1,435	0.93	2.70	1.10	16
12.35	(10.95)	424	0.93	3.38	1.17	63
14.65	(5.49)	194	0.93	3.67	1.15	31
16.21	12.28	32	0.93	2.63	1.08	27
14.88	(0.53)	25	0.93	3.99	1.25	2

13.73	14.83	54,458	0.18	3.28	0.35	16
12.36	(10.36)	35,148	0.18	3.90	0.41	63
14.66	(4.81)	32,554	0.18	3.81	0.39	31
16.22	13.12	10,400	0.18	3.31	0.31	27
14.88	(0.44)	100	0.18	4.72	0.51	2

NOVEMBER 1, 2010	77

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2015 Fund
Class A
Year Ended June 30, 2010	$11.81	$0.42	(g)	$1.48	$1.90	$(0.41)	$—	$(0.41)
Year Ended June 30, 2009	14.67	0.40	(g)	(2.57)	(2.17)	(0.36)	(0.33)	(0.69)
Year Ended June 30, 2008	16.56	0.46	(g)	(1.53)	(1.07)	(0.67)	(0.15)	(0.82)
Year Ended June 30, 2007	14.83	0.41	(g)	1.83	2.24	(0.50)	(0.01)	(0.51)
May 15, 2006 (h) through June 30, 2006	15.00	0.07		(0.19)	(0.12)	(0.05)	—	(0.05)

Class C
Year Ended June 30, 2010	11.77	0.33	(g)	1.49	1.82	(0.34)	—	(0.34)
Year Ended June 30, 2009	14.65	0.37	(g)	(2.59)	(2.22)	(0.33)	(0.33)	(0.66)
Year Ended June 30, 2008	16.57	0.42	(g)	(1.58)	(1.16)	(0.61)	(0.15)	(0.76)
Year Ended June 30, 2007	14.83	0.31	(g)	1.85	2.16	(0.41)	(0.01)	(0.42)
May 15, 2006 (h) through June 30, 2006	15.00	0.06		(0.19)	(0.13)	(0.04)	—	(0.04)

Select Class
Year Ended June 30, 2010	11.82	0.42	(g)	1.49	1.91	(0.42)	—	(0.42)
Year Ended June 30, 2009	14.67	0.42	(g)	(2.56)	(2.14)	(0.38)	(0.33)	(0.71)
Year Ended June 30, 2008	16.57	0.51	(g)	(1.55)	(1.04)	(0.71)	(0.15)	(0.86)
Year Ended June 30, 2007	14.83	0.46	(g)	1.83	2.29	(0.54)	(0.01)	(0.55)
May 15, 2006 (h) through June 30, 2006	15.00	0.08		(0.20)	(0.12)	(0.05)	—	(0.05)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

78	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.30	16.05%	$43,456	0.29%	3.06%	0.60%	17%
11.81	(14.49)	12,945	0.43	3.41	0.65	50
14.67	(6.74)	6,816	0.43	2.92	0.65	26
16.56	15.24	3,713	0.43	2.47	0.53	25
14.83	(0.82)	26	0.43	3.88	0.78	2

13.25	15.42	3,208	0.93	2.47	1.10	17
11.77	(14.89)	923	0.93	3.24	1.18	50
14.65	(7.27)	93	0.93	2.68	1.14	26
16.57	14.70	15	0.93	1.98	1.05	25
14.83	(0.88)	25	0.93	3.38	1.26	2

13.31	16.15	71,936	0.18	3.10	0.35	17
11.82	(14.23)	46,567	0.18	3.63	0.41	50
14.67	(6.56)	25,510	0.18	3.26	0.41	26
16.57	15.60	11,517	0.18	2.77	0.28	25
14.83	(0.79)	99	0.18	4.13	0.51	2

NOVEMBER 1, 2010	79

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2020 Fund
Class A
Year Ended June 30, 2010	$11.44	$0.36	(g)	$1.58	$1.94	$(0.38)	$—	$(0.38)
Year Ended June 30, 2009	14.68	0.34	(g)	(2.90)	(2.56)	(0.30)	(0.38)	(0.68)
Year Ended June 30, 2008	16.86	0.42	(g)	(1.76)	(1.34)	(0.65)	(0.19)	(0.84)
Year Ended June 30, 2007	14.78	0.37	(g)	2.17	2.54	(0.45)	(0.01)	(0.46)
May 15, 2006 (h) through June 30, 2006	15.00	0.06		(0.23)	(0.17)	(0.05)	—	(0.05)

Class C
Year Ended June 30, 2010	11.43	0.29	(g)	1.57	1.86	(0.30)	—	(0.30)
Year Ended June 30, 2009	14.69	0.30	(g)	(2.93)	(2.63)	(0.25)	(0.38)	(0.63)
Year Ended June 30, 2008	16.87	0.32	(g)	(1.74)	(1.42)	(0.57)	(0.19)	(0.76)
Year Ended June 30, 2007	14.79	0.22	(g)	2.24	2.46	(0.37)	(0.01)	(0.38)
May 15, 2006 (h) through June 30, 2006	15.00	0.05		(0.22)	(0.17)	(0.04)	—	(0.04)

Select Class
Year Ended June 30, 2010	11.46	0.37	(g)	1.59	1.96	(0.39)	—	(0.39)
Year Ended June 30, 2009	14.70	0.37	(g)	(2.91)	(2.54)	(0.32)	(0.38)	(0.70)
Year Ended June 30, 2008	16.88	0.45	(g)	(1.76)	(1.31)	(0.68)	(0.19)	(0.87)
Year Ended June 30, 2007	14.79	0.37	(g)	2.22	2.59	(0.49)	(0.01)	(0.50)
May 15, 2006 (h) through June 30, 2006	15.00	0.07		(0.23)	(0.16)	(0.05)	—	(0.05)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

80	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.00	16.91%	$76,191	0.29%	2.70%	0.59%	20%
11.44	(17.10)	20,941	0.43	3.04	0.66	50
14.68	(8.29)	10,863	0.43	2.65	0.68	27
16.86	17.38	2,049	0.43	2.21	0.52	36
14.78	(1.15)	54	0.43	5.17	0.77	6

12.99	16.26	3,886	0.93	2.16	1.09	20
11.43	(17.54)	1,643	0.93	2.64	1.16	50
14.69	(8.73)	435	0.93	2.03	1.15	27
16.87	16.76	169	0.93	1.37	1.02	36
14.79	(1.15)	33	0.93	3.42	1.27	6

13.03	17.08	139,647	0.18	2.82	0.34	20
11.46	(16.88)	76,989	0.18	3.26	0.41	50
14.70	(8.07)	61,177	0.18	2.83	0.43	27
16.88	17.68	20,483	0.18	2.22	0.27	36
14.79	(1.08)	99	0.18	3.55	0.51	6

NOVEMBER 1, 2010	81

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2025 Fund
Class A
Year Ended June 30, 2010	$10.61	$0.30	(g)	$1.54	$1.84	$(0.30)	$—	$(0.30)
Year Ended June 30, 2009	13.51	0.30	(g)	(2.92)	(2.62)	(0.23)	(0.05)	(0.28)
July 31, 2007 (h) through June 30, 2008	15.00	0.40	(g)	(1.33)	(0.93)	(0.56)	—	(0.56)

Class C
Year Ended June 30, 2010	10.61	0.21	(g)	1.55	1.76	(0.22)	—	(0.22)
Year Ended June 30, 2009	13.50	0.23	(g)	(2.89)	(2.66)	(0.18)	(0.05)	(0.23)
July 31, 2007 (h) through June 30, 2008	15.00	0.31	(g)	(1.31)	(1.00)	(0.50)	—	(0.50)

Select Class
Year Ended June 30, 2010	10.62	0.32	(g)	1.54	1.86	(0.31)	—	(0.31)
Year Ended June 30, 2009	13.52	0.31	(g)	(2.91)	(2.60)	(0.25)	(0.05)	(0.30)
July 31, 2007 (h) through June 30, 2008	15.00	0.37	(g)	(1.27)	(0.90)	(0.58)	—	(0.58)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

82	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.15	17.26%	$44,106	0.30%	2.39%	0.60%	28%
10.61	(19.23)	5,921	0.44	2.88	0.69	51
13.51	(6.48)	1,983	0.44	3.06	0.53	33

12.15	16.52	1,720	0.94	1.71	1.09	28
10.61	(19.58)	926	0.94	2.20	1.21	51
13.50	(6.94)	264	0.94	2.32	1.53	33

12.17	17.43	47,707	0.19	2.54	0.34	28
10.62	(19.05)	29,554	0.19	3.10	0.46	51
13.52	(6.25)	2,206	0.19	2.79	0.55	33

NOVEMBER 1, 2010	83

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2030 Fund
Class A
Year Ended June 30, 2010	$10.80	$0.28	(g)	$1.66	$1.94	$(0.30)	$—	$(0.30)
Year Ended June 30, 2009	14.79	0.25	(g)	(3.53)	(3.28)	(0.23)	(0.48)	(0.71)
Year Ended June 30, 2008	17.32	0.29	(g)	(2.00)	(1.71)	(0.59)	(0.23)	(0.82)
Year Ended June 30, 2007	14.75	0.20	(g)	2.77	2.97	(0.40)	— (h)	(0.40)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.26)	(0.21)	(0.04)	—	(0.04)

Class C
Year Ended June 30, 2010	10.76	0.21	(g)	1.64	1.85	(0.22)	—	(0.22)
Year Ended June 30, 2009	14.76	0.22	(g)	(3.55)	(3.33)	(0.19)	(0.48)	(0.67)
Year Ended June 30, 2008	17.31	0.22	(g)	(2.01)	(1.79)	(0.53)	(0.23)	(0.76)
Year Ended June 30, 2007	14.75	0.13	(g)	2.76	2.89	(0.33)	— (h)	(0.33)
May 15, 2006 (i) through June 30, 2006	15.00	0.04		(0.26)	(0.22)	(0.03)	—	(0.03)

Select Class
Year Ended June 30, 2010	10.81	0.29	(g)	1.67	1.96	(0.31)	—	(0.31)
Year Ended June 30, 2009	14.79	0.29	(g)	(3.55)	(3.26)	(0.24)	(0.48)	(0.72)
Year Ended June 30, 2008	17.32	0.35	(g)	(2.01)	(1.66)	(0.64)	(0.23)	(0.87)
Year Ended June 30, 2007	14.75	0.26	(g)	2.75	3.01	(0.44)	— (h)	(0.44)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.26)	(0.21)	(0.04)	—	(0.04)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not of the Underlying Funds in which the Fund invests.
(f)	Net investment income (loss) is affected by timing of distributions of Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.

84	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.44	17.85%	$75,407	0.30%	2.11%	0.61%	26%
10.80	(21.71)	17,730	0.44	2.36	0.69	52
14.79	(10.27)	8,449	0.44	1.82	0.68	33
17.32	20.38	2,930	0.44	1.18	0.53	27
14.75	(1.40)	27	0.44	2.76	0.71	6

12.39	17.17	2,856	0.94	1.61	1.11	26
10.76	(22.07)	876	0.94	2.02	1.18	52
14.76	(10.78)	257	0.94	1.38	1.19	33
17.31	19.73	80	0.94	0.81	1.03	27
14.75	(1.47)	25	0.94	2.20	1.29	6

12.46	18.04	107,456	0.19	2.27	0.36	26
10.81	(21.52)	58,367	0.19	2.66	0.43	52
14.79	(10.03)	38,908	0.19	2.20	0.45	33
17.32	20.64	11,358	0.19	1.53	0.28	27
14.75	(1.37)	99	0.19	2.93	0.51	6

NOVEMBER 1, 2010	85

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2035 Fund
Class A
Year Ended June 30, 2010	$10.17	$0.23	(g)	$1.54	$1.77	$(0.26)	$—	$(0.26)
Year Ended June 30, 2009	13.29	0.23	(g)	(3.15)	(2.92)	(0.17)	(0.03)	(0.20)
July 31, 2007 (h) through June 30, 2008	15.00	0.33	(g)	(1.48)	(1.15)	(0.56)	—	(0.56)

Class C
Year Ended June 30, 2010	10.15	0.18	(g)	1.51	1.69	(0.18)	—	(0.18)
Year Ended June 30, 2009	13.29	0.17	(g)	(3.14)	(2.97)	(0.14)	(0.03)	(0.17)
July 31, 2007 (h) through June 30, 2008	15.00	0.29	(g)	(1.51)	(1.22)	(0.49)	—	(0.49)

Select Class
Year Ended June 30, 2010	10.19	0.26	(g)	1.54	1.80	(0.27)	—	(0.27)
Year Ended June 30, 2009	13.31	0.26	(g)	(3.17)	(2.91)	(0.18)	(0.03)	(0.21)
July 31, 2007 (h) through June 30, 2008	15.00	0.26	(g)	(1.37)	(1.11)	(0.58)	—	(0.58)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

86	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.68	17.28%	$30,438	0.30%	1.89%	0.62%	34%
10.17	(21.85)	3,566	0.44	2.33	0.73	55
13.29	(8.01)	1,137	0.44	2.56	0.58	51

11.66	16.61	882	0.94	1.45	1.12	34
10.15	(22.22)	419	0.94	1.77	1.25	55
13.29	(8.43)	189	0.94	2.19	1.80	51

11.72	17.53	33,950	0.19	2.12	0.36	34
10.19	(21.69)	24,003	0.19	2.74	0.50	55
13.31	(7.74)	1,109	0.19	2.03	0.58	51

NOVEMBER 1, 2010	87

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2040 Fund
Class A
Year Ended June 30, 2010	$10.64	$0.25	(g)	$1.64	$1.89	$(0.29)	$—	$(0.29)
Year Ended June 30, 2009	14.72	0.23	(g)	(3.61)	(3.38)	(0.18)	(0.52)	(0.70)
Year Ended June 30, 2008	17.32	0.31	(g)	(2.08)	(1.77)	(0.59)	(0.24)	(0.83)
Year Ended June 30, 2007	14.76	0.23	(g)	2.75	2.98	(0.42)	— (h)	(0.42)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.25)	(0.20)	(0.04)	—	(0.04)

Class C
Year Ended June 30, 2010	10.60	0.18	(g)	1.62	1.80	(0.23)	—	(0.23)
Year Ended June 30, 2009	14.71	0.18	(g)	(3.61)	(3.43)	(0.16)	(0.52)	(0.68)
Year Ended June 30, 2008	17.33	0.26	(g)	(2.11)	(1.85)	(0.53)	(0.24)	(0.77)
Year Ended June 30, 2007	14.76	0.13	(g)	2.78	2.91	(0.34)	— (h)	(0.34)
May 15, 2006 (i) through June 30, 2006	15.00	0.04		(0.25)	(0.21)	(0.03)	—	(0.03)

Select Class
Year Ended June 30, 2010	10.66	0.26	(g)	1.65	1.91	(0.31)	—	(0.31)
Year Ended June 30, 2009	14.74	0.26	(g)	(3.63)	(3.37)	(0.19)	(0.52)	(0.71)
Year Ended June 30, 2008	17.34	0.34	(g)	(2.07)	(1.73)	(0.63)	(0.24)	(0.87)
Year Ended June 30, 2007	14.76	0.26	(g)	2.77	3.03	(0.45)	— (h)	(0.45)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.25)	(0.20)	(0.04)	—	(0.04)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.

88	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.24	17.71%	$50,347	0.30%	1.92%	0.65%	28%
10.64	(22.48)	12,946	0.44	2.12	0.71	52
14.72	(10.65)	9,084	0.44	1.92	0.72	36
17.32	20.45	1,089	0.44	1.33	0.54	25
14.76	(1.34)	26	0.43	2.73	0.72	6

12.17	16.90	2,313	0.94	1.42	1.15	28
10.60	(22.86)	493	0.94	1.68	1.21	52
14.71	(11.12)	277	0.94	1.59	1.21	36
17.33	19.84	56	0.94	0.82	1.03	25
14.76	(1.40)	25	0.94	2.17	1.28	6

12.26	17.79	53,197	0.19	2.05	0.40	28
10.66	(22.33)	27,195	0.19	2.49	0.46	52
14.74	(10.41)	19,182	0.19	2.10	0.48	36
17.34	20.80	5,192	0.19	1.55	0.29	25
14.76	(1.31)	99	0.19	2.93	0.51	6

NOVEMBER 1, 2010	89

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2045 Fund
Class A
Year Ended June 30, 2010	$10.27	$0.24	(g)	$1.55	$1.79	$(0.25)	$—	$(0.25)
Year Ended June 30, 2009	13.36	0.23	(g)	(3.08)	(2.85)	(0.20)	(0.04)	(0.24)
July 31, 2007 (h) through June 30, 2008	15.00	0.30	(g)	(1.40)	(1.10)	(0.54)	—	(0.54)

Class C
Year Ended June 30, 2010	10.28	0.22	(g)	1.49	1.71	(0.18)	—	(0.18)
Year Ended June 30, 2009	13.37	0.18	(g)	(3.07)	(2.89)	(0.16)	(0.04)	(0.20)
July 31, 2007 (h) through June 30, 2008	15.00	0.19	(g)	(1.36)	(1.17)	(0.46)	—	(0.46)

Select Class
Year Ended June 30, 2010	10.29	0.26	(g)	1.55	1.81	(0.26)	—	(0.26)
Year Ended June 30, 2009	13.37	0.26	(g)	(3.08)	(2.82)	(0.22)	(0.04)	(0.26)
July 31, 2007 (h) through June 30, 2008	15.00	0.26	(g)	(1.33)	(1.07)	(0.56)	—	(0.56)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

90	JPMORGAN SMARTRETIREMENT FUNDS

Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.81	17.31%	$10,913	0.30%	1.89%	0.67%	42%
10.27	(21.23)	1,001	0.44	2.31	0.97	60
13.36	(7.60)	296	0.44	2.27	2.28	37

11.81	16.57	198	0.94	1.81	1.17	42
10.28	(21.55)	49	0.94	1.74	1.46	60
13.37	(8.04)	30	0.94	1.40	3.55	37

11.84	17.46	9,135	0.19	2.13	0.42	42
10.29	(20.97)	5,123	0.19	2.74	0.74	60
13.37	(7.40)	412	0.19	2.01	2.14	37

NOVEMBER 1, 2010	91

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2050 Fund
Class A
Year Ended June 30, 2010	$10.29	$0.25	(g)	$1.57	$1.82	$(0.26)	$—	$(0.26)
Year Ended June 30, 2009	13.48	0.23	(g)	(3.16)	(2.93)	(0.18)	(0.08)	(0.26)
July 31, 2007 (h) through June 30, 2008	15.00	(0.05	)(g)	(1.03)	(1.08)	(0.44)	—	(0.44)

Class C
Year Ended June 30, 2010	10.28	0.17	(g)	1.56	1.73	(0.18)	—	(0.18)
Year Ended June 30, 2009	13.49	0.15	(g)	(3.13)	(2.98)	(0.15)	(0.08)	(0.23)
July 31, 2007 (h) through June 30, 2008	15.00	0.22	(g)	(1.36)	(1.14)	(0.37)	—	(0.37)

Select Class
Year Ended June 30, 2010	10.30	0.26	(g)	1.59	1.85	(0.27)	—	(0.27)
Year Ended June 30, 2009	13.49	0.25	(g)	(3.16)	(2.91)	(0.20)	(0.08)	(0.28)
July 31, 2007 (h) through June 30, 2008	15.00	0.32	(g)	(1.36)	(1.04)	(0.47)	—	(0.47)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of operations.

92	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.85	17.56%	$8,152	0.30%	1.98%	0.74%	29%
10.29	(21.59)	669	0.44	2.39	1.13	66
13.48	(7.41)	98	0.44	(0.41)	3.10	63

11.83	16.80	241	0.94	1.39	1.24	29
10.28	(21.97)	90	0.94	1.54	1.64	66
13.49	(7.81)	26	0.94	1.67	3.90	63

11.88	17.85	12,004	0.19	2.13	0.49	29
10.30	(21.46)	2,976	0.19	2.60	0.88	66
13.49	(7.15)	522	0.19	2.41	2.52	63

NOVEMBER 1, 2010	93

Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. JPMIA was the investment adviser to certain underlying J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

94	JPMORGAN SMARTRETIREMENT FUNDS

Appendix A — Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Dynamic Commodities Strategy Fund

Highbridge Dynamic Commodities Strategy Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund also will invest in fixed income securities. The Fund’s sub-adviser, Highbridge Capital Management, LLC (HCM), utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM, the sub-adviser, believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thai-land and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate-and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and

NOVEMBER 1, 2010	95

Appendix A — Underlying Funds (continued)

emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities, that at the time of purchase, are rated investment grade by a national statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Dynamic Small Cap Growth Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Economies Fund

JPMorgan Emerging Economies Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the adviser believes to be their long-term investment value. The Fund may invest in common stock, preferred stock, REITs, and depositary receipts.

96	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index).1 The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. The Fund’s adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least, 80% of the Fund’s assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivatives instruments that provide exposure to stocks of such companies.

1	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and (2) debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund primarily invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. Under normal circumstances, the Fund will invest at least 80% of its net assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in common stocks across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan High Yield Fund

JPMorgan High Yield Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations, assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Inflation Managed Bond Fund

JPMorgan Inflation Managed Bond Fund seeks to maximize inflation protected total return. The Fund is designed to protect

NOVEMBER 1, 2010	97

Appendix A — Underlying Funds (continued)

the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Consumer Price Index in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in real estate investment trusts (REITS), exchange traded funds (ETFs), registered investment companies, commodity pools and grantor trusts that invest in real estate and commodity-related securities, commodities, or commodity futures as another way to protect against inflation risk. “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies or other countries in which it can invest.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund’s assets may be invested in issuers in emerging markets. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

98	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks, privately placed securities and REITs.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants to buy common stocks.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

NOVEMBER 1, 2010	99

Appendix A — Underlying Funds (continued)

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

JPMorgan Limited Duration Bond Fund

JPMorgan Limited Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade debt securities. The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only and principal-only), commercial mortgage-backed securities, and mortgage passthrough securities. Under normal circumstances, the Fund will invest as least 80% of its net assets in bonds. The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts and Bank Investment Contracts.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. The Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common

100	JPMORGAN SMARTRETIREMENT FUNDS

stocks. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its net assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the Fund’s adviser, JPMIA, determines to be of comparable quality. These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities, collateralized mortgage obligations and other securities representing an interest in or secured by mortgages. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. As part of its principal investment strategy, the Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its assets in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Research Market Neutral Fund

JPMorgan Research Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index and/or the S&P 500 Index, in an effort to insulate the Fund’s performance from the effects of general stock market movements.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies

NOVEMBER 1, 2010	101

Appendix A — Underlying Funds (continued)

or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia, that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that the adviser believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. The Fund invests primarily in common stock.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for securities in which it can invest. The Fund may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and commitments to purchase loan assignments (unfunded commitments) and may engage in short sales.

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its net assets in Treasury and Agency Obligations.

102	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Dynamic Plus Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The equity securities will primarily be common stock. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities JPMIM believes will underperform. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or (2) repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000® Index and the S&P 500 Index. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add, both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund invests in the equity securities of real estate companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in real estate). Real estate companies include equity and mortgage real estate investment trusts (REITs). The Fund does not invest in real estate directly. The Fund concentrates it investment in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in an industry or group of industries in the real estate sector.

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Research Equity Plus Fund seeks to provide total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both large and short positions, will invest in equity securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Index at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies that do not have the ability to sell stock short.

NOVEMBER 1, 2010	103

Appendix A — Underlying Funds (continued)

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and (2) repurchase agreements fully collateralized by U.S. Treasury securities.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies, when the adviser believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

JPMorgan Value Discovery Fund

JPMorgan Value Discovery Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will be invested primarily in equity securities of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to under-react to new, positive information concerning a company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund. You can also find the same information online at www.jpmorganfunds.com.

104	JPMORGAN SMARTRETIREMENT FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2010	105

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request and are available through the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010. PR-SRACS-1110

Prospectus

JPMorgan SmartRetirement Funds

Class R2 Shares

November 1, 2010, as supplemented March 29, 2011

JPMorgan SmartRetirement Income Fund®	Ticker: JSIZX
JPMorgan SmartRetirement 2010 FundSM	Ticker: JSWZX
JPMorgan SmartRetirement 2015 FundSM	Ticker: JSFZX
JPMorgan SmartRetirement 2020 FundSM	Ticker: JTTZX
JPMorgan SmartRetirement 2025 FundSM	Ticker: JNSZX
JPMorgan SmartRetirement 2030 FundSM	Ticker: JSMZX
JPMorgan SmartRetirement 2035 FundSM	Ticker: SRJZX
JPMorgan SmartRetirement 2040 FundSM	Ticker: SMTZX
JPMorgan SmartRetirement 2045 FundSM	Ticker: JSAZX
JPMorgan SmartRetirement 2050 FundSM	Ticker: JTSZX

The Securities and Exchange Commission has not approved

or disapproved of these securities or determined if this

prospectus is truthful or complete. Any representation to

the contrary is a criminal offense.

JPMorgan SmartRetirement Income Fund®

Class/Ticker: R2/JSIZX

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.32
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	07
Acquired Fund Fees and Expenses (Underlying Fund)	0.63

Total Annual Fund Operating Expenses[1]	1.45
Fee Waivers and/or Expense Reimbursements[1]	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.52% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	117	429	764	1,709

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

NOVEMBER 1, 2010	1

JPMorgan SmartRetirement Income Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund® is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. Because the Fund is designed for investors who are retired or about to retire soon, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) generally establishes a target allocation for the Fund on an annual basis that emphasizes fixed income funds and invests, to a lesser extent, in U.S. equity funds and other types of funds described above. In establishing the Fund’s allocation, the Adviser focuses on securities that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

2	JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	9.91%
Worst Quarter	4th quarter, 2008	–7.94%

The Fund’s year-to-date total return through 9/30/10 was 7.33%.

NOVEMBER 1, 2010	3

JPMorgan SmartRetirement Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	20.77%	3.08%
S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	11.65	2.93
BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.79	3.49

1	The Fund commenced operations on 5/15/06. Performance for the bench- marks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: R2/JSWZX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.35
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.66

Total Annual Fund Operating Expenses[1]	1.51
Fee Waivers and/or Expense Reimbursements[1]	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.19

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	446	793	1,774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

NOVEMBER 1, 2010	5

JPMorgan SmartRetirement 2010 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

6	JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	11.24%
Worst Quarter	4th quarter, 2008	–10.69%

The Fund’s year-to-date total return through 9/30/10 was 7.44%.

NOVEMBER 1, 2010	7

JPMorgan SmartRetirement 2010 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	22.84%	2.39%
S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	14.90	2.62
BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX
(Reflects No Deduction for Taxes)	21.58	2.23

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker: R2/JSFZX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.35
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.73

Total Annual Fund Operating Expenses[1]	1.58
Fee Waivers and/or Expense Reimbursements[1]	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	128	467	830	1,851

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

NOVEMBER 1, 2010	9

JPMorgan SmartRetirement 2015 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign

10	JPMORGAN SMARTRETIREMENT FUNDS

controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	13.89%
Worst Quarter	4th quarter, 2008	–13.68%

The Fund’s year-to-date total return through 9/30/10 was 7.84%.

NOVEMBER 1, 2010	11

JPMorgan SmartRetirement 2015 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	26.05%	1.84%
S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	17.77	2.21
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX
(Reflects No Deduction for Taxes)	25.18	2.09

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: R2/JTTZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.34
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	09
Acquired Fund Fees and Expenses (Underlying Fund)	0.78

Total Annual Fund Operating Expenses[1]	1.62
Fee Waivers and/or Expense Reimbursements[1]	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.31

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	133	481	852	1,896

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

NOVEMBER 1, 2010	13

JPMorgan SmartRetirement 2020 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations,

14	JPMORGAN SMARTRETIREMENT FUNDS

higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	15.52%
Worst Quarter	4th quarter, 2008	–15.68%

The Fund’s year-to-date total return through 9/30/10 was 7.72%.

NOVEMBER 1, 2010	15

JPMorgan SmartRetirement 2020 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	28.66%	1.45%
S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.25	1.73
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX
(Reflects No Deduction for Taxes)	27.70	1.44

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: R2/JNSZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.36
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.81

Total Annual Fund Operating Expenses[1]	1.67
Fee Waivers and/or Expense Reimbursements[1]	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.35

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	137	495	877	1,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010	17

JPMorgan SmartRetirement 2025 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

18	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter 2009	17.12%
Worst Quarter	4th quarter 2008	–17.45%

The Fund’s year-to-date total return through 9/30/10 was 7.29% .

NOVEMBER 1, 2010	19

JPMorgan SmartRetirement 2025 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	30.59%	(3.54)%
S&P TARGET DATE 2025 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	22.33	(3.88)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees,
Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S.
AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET
2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.47	(6.43)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: R2/JSMZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.36
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.85

Total Annual Fund Operating Expenses[1]	1.71
Fee Waivers and/or Expense Reimbursements[1]	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	142	508	898	1,993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

NOVEMBER 1, 2010	21

JPMorgan SmartRetirement 2030 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds.

Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

22	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	18.38%
Worst Quarter	4th quarter, 2008	–19.08%

The Fund’s year-to-date total return through 9/30/10 was 7.16% .

NOVEMBER 1, 2010	23

JPMorgan SmartRetirement 2030 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	32.14%	0.72%
S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	24.01	1.08
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX
(Reflects No Deduction for Taxes)	30.89	(0.18)

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: R2/SRJZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.38
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	13
Acquired Fund Fees and Expenses (Underlying Fund)	0.87

Total Annual Fund Operating Expenses[1]	1.75
Fee Waivers and/or Expense Reimbursements[1]	(0.34)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.41

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	144	518	917	2,034

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

NOVEMBER 1, 2010	25

JPMorgan SmartRetirement 2035 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds.

Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

26	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter 2009	19.23%
Worst Quarter	4th quarter 2008	–19.28%

The Fund’s year-to-date total return through 9/30/10 was 6.73% .

NOVEMBER 1, 2010	27

JPMorgan SmartRetirement 2035 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	33.33%	(4.73)%
S&P TARGET DATE 2035 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	25.30	(5.76)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.27	(7.89)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker: R2/SMTZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.40
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	15
Acquired Fund Fees and Expenses (Underlying Fund)	0.88

Total Annual Fund Operating Expenses[1]	1.78
Fee Waivers and/or Expense Reimbursements[1]	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.42

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	145	525	931	2,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010	29

JPMorgan SmartRetirement 2040 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds.

Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

30	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	19.18%
Worst Quarter	4th quarter, 2008	–19.51%

The Fund’s year-to-date total return through 9/30/10 was 6.81% .

NOVEMBER 1, 2010	31

JPMorgan SmartRetirement 2040 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	33.11%	0.56%
S&P TARGET INDEX 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.28	0.04
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.39	(2.85)

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: R2/JSAZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.43
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	18
Acquired Fund Fees and Expenses (Underlying Fund)	0.87

Total Annual Fund Operating Expenses[1]	1.80
Fee Waivers and/or Expense Reimbursements[1]	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.41

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	144	528	938	2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

NOVEMBER 1, 2010	33

JPMorgan SmartRetirement 2045 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds

Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

34	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter 2009	19.15%
Worst Quarter	4th quarter 2008	–19.29%

The Fund’s year-to-date total return through 9/30/10 was 6.65% .

NOVEMBER 1, 2010	35

JPMorgan SmartRetirement 2045 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	33.46%	(4.24)%
S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.28	(8.27)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: R2/JTSZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.51
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	26
Acquired Fund Fees and Expenses (Underlying Fund)	0.87

Total Annual Fund Operating Expenses[1]	1.88
Fee Waivers and/or Expense Reimbursements[1]	(0.47)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.41

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	144	545	972	2,163

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

NOVEMBER 1, 2010	37

JPMorgan SmartRetirement 2050 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds.

Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

38	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter 2009	18.98%
Worst Quarter	4th quarter 2008	–19.17%

The Fund’s year-to-date total return through 9/30/10 was 6.94% .

NOVEMBER 1, 2010	39

JPMorgan SmartRetirement 2050 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	33.07%	(4.29)%
S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.75	(8.49)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s invest- ment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40	JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM or Security Capital Research & Management Incorporated (SC-R&M). SC-R&M is under common control with JPMIM. Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund and the Highbridge Dynamic Commodities Strategy Fund. HCM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to invest in a diversified group of other mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds). The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies, commodities and money market instruments. Exposure and diversification to such asset classes is achieved by investing in the other J.P. Morgan Funds (the underlying funds) as well as by investing directly in securities and other financial instruments, including derivatives, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC). In connection with its main investment strategies, the Fund may use futures including exchange traded futures. The Funds are also permitted to use other derivatives such as options and swaps. Under certain market conditions, the use of derivatives could be significant.

A brief description of the underlying J.P. Morgan Funds can be found in Appendix A. Appendix A lists the underlying funds that each Fund may utilize as of the date of this prospectus. The Funds may invest in additional underlying funds that are not listed on Appendix A from time to time in the future so long as a Fund’s investments in any additional underlying fund does not exceed 5% of Fund holdings. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the adviser believes would outperform the Funds’ benchmarks and peer group over the long term.

All of the JPMorgan SmartRetirement Funds, except the JPMorgan SmartRetirement Income Fund, (the Target Date Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2015 for the JPMorgan SmartRetirement 2015 Fund). The JPMorgan Smart-Retirement Income Fund is designed for investors who are retired or expect to retire soon.

FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the Statement of Additional Information.

Glide Path. JPMIM uses a strategic asset allocation strategy for each of the Target Date Funds that changes over time as a Fund approaches its target retirement date. This is known as the “Glide Path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s target asset allocation will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. Once a Target Date Fund’s asset allocation is substantially the same as the JPMorgan Smart-Retirement Income Fund, the Target Date Fund may, but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The Target Date Funds are “to” funds rather than “through” funds.

NOVEMBER 1, 2010	41

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WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?
A “through” target date fund has a longer Glide Path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund treats the target date as the end point of the Glide Path. These funds reach their most conservative allocation close to the target retirement year. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

Target Allocations. For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among J.P. Morgan Funds. For each Target Date Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds or asset classes when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time.

For each Fund, the target asset allocation among types of underlying funds as of February 28, 2011 is set forth below.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

42	JPMORGAN SMARTRETIREMENT FUNDS

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

NOVEMBER 1, 2010	43

More About the Funds (continued)

The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMorgan SmartRetirement Income Fund		JPMorgan SmartRetirement 2010 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	16.5%	0–30%	16.5%	0–30%
U.S. Small/Mid Cap Equity Funds	3.5	0–10	3.5	0–10
REIT Funds	2.5	0–10	2.5	0–10
International Equity Funds	7.5	0–23	7.5	0–23
Emerging Markets Equity Funds	3.0	0–20	3.0	0–20
U.S. Fixed Income Funds	45.0	30–90	45.0	30–90
Emerging Markets Debt Funds	4.5	0–15	4.5	0–15
High Yield Fixed Income Funds	7.5	0–15	7.5	0–15
Money Market Funds/Cash and Cash Equivalents	10.0	0–20	10.0	0–20
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2015 Fund		JPMorgan SmartRetirement 2020 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	24.5%	12–42%	29.5%	17–47%
U.S. Small/Mid Cap Equity Funds	5.5	0–20	7.0	0–20
REIT Funds	4.0	0–20	4.5	0–20
International Equity Funds	11.0	0–30	13.0	0–30
Emerging Markets Equity Funds	5.0	0–20	6.0	0–20
U.S. Fixed Income Funds	40.0	20–60	31.0	10–50
Emerging Markets Debt Funds	4.0	0–15	3.5	0–15
High Yield Fixed Income Funds	6.0	0–15	5.5	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2025 Fund		JPMorgan SmartRetirement 2030 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	34.25%	20–50%	37.75%	20–55%
U.S. Small/Mid Cap Equity Funds	8.0	0–20	9.0	0–20
REIT Funds	5.0	0–20	5.5	0–20
International Equity Funds	15.75	5–35	17.75	5–35
Emerging Markets Equity Funds	7.0	0–20	7.5	0–20
U.S. Fixed Income Funds	22.0	0–40	15.5	0–40
Emerging Markets Debt Funds	3.0	0–15	2.5	0–15
High Yield Fixed Income Funds	5.0	0–15	4.5	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

44	JPMORGAN SMARTRETIREMENT FUNDS

	JPMorgan SmartRetirement 2035 Fund		JPMorgan SmartRetirement 2040 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	42.0%	25–55%	42.0%	25–55%
U.S. Small/Mid Cap Equity Funds	9.5	0–20	9.5	0–20
REIT Funds	6.0	0–20	6.0	0–20
International Equity Funds	19.5	5–35	19.5	5–35
Emerging Markets Equity Funds	8.0	0–20	8.0	0–20
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2045 Fund		JPMorgan SmartRetirement 2050 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	42.0%	25–55%	42.0%	25–55%
U.S. Small/Mid Cap Equity Funds	9.5	0–20	9.5	0–20
REIT Funds	6.0	0–20	6.0	0–20
International Equity Funds	19.5	5–35	19.5	5–35
Emerging Markets Equity Funds	8.0	0–20	8.0	0–20
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

NOVEMBER 1, 2010	45

More About the Funds (continued)

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying J.P. Morgan Funds within the following ranges, subject to changes as described above.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–20%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Dynamic Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Research Equity Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Value Discovery Fund*	0–20	0–20	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

46	JPMORGAN SMARTRETIREMENT FUNDS

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Dynamic Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Research Equity Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Value Discovery Fund*	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20

NOVEMBER 1, 2010	47

More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20

48	JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–10	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Emerging Markets Equity Fund	0–20	0–20	0–20	0–20	0–20

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Inflation Managed Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Limited Duration Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–90	0–60	0–50	0–40
JPMorgan Total Return Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–90	0–60	0–50	0–40

NOVEMBER 1, 2010	49

More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Emerging Markets Equity Fund	0–20	0–20	0–20	0–20	0–20

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Inflation Managed Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Limited Duration Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Total Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40

50	JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–20	0–10	0–10	0–10

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

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More About the Funds (continued)

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds currently do not offer Class R5 Shares and will not offer Class R6 Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds, or to the extent that an underlying fund does not have Institutional Class Shares, the Funds may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Funds invest in shares of the underlying funds that do not offer Class R6 Shares, the Funds’ total expenses will be higher. Additional J.P. Morgan Funds may be added to the list of underlying funds from time to time.

Direct Investments in Securities and Financial Instruments. The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities and other financial instruments, such as futures, swaps and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities.

INVESTMENT RISKS

The JPMorgan SmartRetirement Funds invest in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the JPMorgan SmartRetirement Funds and the risks associated with the underlying funds are described below.

Investment Risk. JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.

JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.

1.	Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.

2.	You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.

3.	Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.

4.	Your risk tolerance may change over time. It is important that you re-evaluate your investment in a Target Date Fund periodically.

5.	If you need help making an investment decision, you should consult a financial advisor.

Investments in Mutual Funds Risk. Each JPMorgan Smart-Retirement Fund invests in underlying J.P. Morgan Funds as a primary strategy, so each Fund’s performance is directly related to the performance of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Derivatives Risk. The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of

52	JPMORGAN SMARTRETIREMENT FUNDS

derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Securities and Financial Instruments Risks. JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.

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Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the Adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Interest Rate Risk. Some of the underlying funds invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Funds. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Mortgage-Related and Other Asset-Backed Securities Risk. Some of the underlying funds invest in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be more volatile and may be subject to higher risk of nonpayment.

Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayment. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Foreign Securities and Emerging Market Risks. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater

54	JPMORGAN SMARTRETIREMENT FUNDS

social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the underlying fund’s yield on those securities would be decreased.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.

Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these Funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the underlying funds’ shares being more sensitive to the economic results of those issuing the securities.

Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the CPI-U in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of inflation. In addition, some of the underlying funds may make direct investments in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest is adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal

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until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. An underlying fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Securities Lending Risk. Some of the underlying funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. In addition, an underlying fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, an underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.

Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.

Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect an underlying fund’s performance.

Redemption Risk. An underlying fund may need to sell its holdings in order to meet shareholder redemption requests.

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The underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to or is required to sell are illiquid. The underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 and will not offer Class R6 Shares, therefore, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R6, Class R5 or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. The shares of the underlying funds in which the JPMorgan SmartRetirement Funds invest impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waivers and/or Expense Reimbursements” in the Annual Fund Operating Expenses table.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ON S&P TARGET DATE INDEX SERIES

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an Index) was 9/25/08 (the Original Inception Date). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective 3/1/10, Standard & Poor’s modified the method used to calculate Index levels and returns for each Index. Index history prior to 3/1/10 reflected the original calculation method, while Index history after 3/1/10 reflects the modified calculation method.

Prior to 3/1/10, each Index was reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After 3/1/10, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule took effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

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ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

JPMorgan SmartRetirement Funds

The historical performance for the Class R2 Shares in the bar chart prior to 1/1/09 and in the performance table prior to inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios.

58	JPMORGAN SMARTRETIREMENT FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Who can buy shares?

Class R2 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, and nonqualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R2 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and 529 college savings plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However,

there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems or procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and

NOVEMBER 1, 2010	59

How to Do Business with the Funds (continued)

redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. This is also known as the offering price.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in securities and other financial instruments. The market value of an underlying fund’s investments and the Funds’ direct investments in securities and other financial instruments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by a Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of

60	JPMORGAN SMARTRETIREMENT FUNDS

shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares —When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.

1 Chase Plaza New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

NOVEMBER 1, 2010	61

How to Do Business with the Funds (continued)

(EX: JPMORGAN ABC FUND-R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 Shares, that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R2 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or the Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

62	JPMORGAN SMARTRETIREMENT FUNDS

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010	63

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distribu- tions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by a Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to accounts currently taxable or to investors that are currently taxable.

64	JPMORGAN SMARTRETIREMENT FUNDS

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2010	65

Management of the Funds

The Adviser, Administrator and Distributor

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (245 Park Avenue, New York, NY 10167) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in that Fund’s semi-annual report for the six-month period ended December 31.

Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan

Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Fund Managers

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, Michael Schoenhaut and Daniel Oldroyd. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has had investment oversight responsibility for the Funds since 2008. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Funds since their inception. Mr. Jakobson, Managing Director, joined JPMIM in 1987, has served as a portfolio manager for JPMIM’s global asset allocation and balanced portfolio since 1995, and has been a portfolio manager of the Funds since their inception. Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception. An employee since 2000 and a portfolio manager of the Funds since November 2010, Mr. Oldroyd, Vice President and CFA and CAIA charterholder, has held several positions including investment strategist for J.P. Morgan Retirement Plans Services.

JPMIM and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

66	JPMORGAN SMARTRETIREMENT FUNDS

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NOVEMBER 1, 2010	67

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the last one through five years or the periods of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available on request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Class R2
		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement Income Fund
Year Ended June 30, 2010	$12.95	$0.40	(g)	$1.31	$1.71	$(0.41)	$—	$(0.41)
November 3, 2008 (h) through June 30, 2009	12.49	0.30	(g)	0.73	1.03	(0.34)	(0.23)	(0.57)

SmartRetirement 2010 Fund
Year Ended June 30, 2010	12.36	0.41	(g)	1.37	1.78	(0.41)	—	(0.41)
November 3, 2008 (h) through June 30, 2009	12.03	0.28	(g)	0.65	0.93	(0.31)	(0.29)	(0.60)

SmartRetirement 2015 Fund
Year Ended June 30, 2010	11.81	0.39	(g)	1.47	1.86	(0.38)	—	(0.38)
November 3, 2008 (h) through June 30, 2009	11.65	0.25	(g)	0.55	0.80	(0.31)	(0.33)	(0.64)

SmartRetirement 2020 Fund
Year Ended June 30, 2010	11.43	0.34	(g)	1.58	1.92	(0.35)	—	(0.35)
November 3, 2008 (h) through June 30, 2009	11.40	0.21	(g)	0.46	0.67	(0.26)	(0.38)	(0.64)

SmartRetirement 2025 Fund
Year Ended June 30, 2010	10.61	0.24	(g)	1.56	1.80	(0.27)	—	(0.27)
November 3, 2008 (h) through June 30, 2009	10.30	0.17	(g)	0.38	0.55	(0.19)	(0.05)	(0.24)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of offering of class of shares.

68	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$14.25	13.19%	$357	0.53%	2.80%	0.82%	10%
12.95	8.61	54	0.67	3.71	0.89	63

13.73	14.45	564	0.55	2.96	0.85	16
12.36	8.13	222	0.68	3.71	0.97	63

13.29	15.74	533	0.55	2.91	0.85	17
11.81	7.26	84	0.68	3.49	0.93	50

13.00	16.72	962	0.55	2.58	0.84	20
11.43	6.33	194	0.68	3.02	0.95	50

12.14	16.90	3,425	0.54	1.88	0.86	28
10.61	5.60	141	0.69	2.72	0.99	51

NOVEMBER 1, 2010	69

Financial Highlights (continued)

Class R2
		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2030 Fund
Year Ended June 30, 2010	$10.80	$0.30	(g)	$1.60	$1.90	$(0.27)	$—	$(0.27)
November 3, 2008 (h) through June 30, 2009	11.05	0.16	(g)	0.29	0.45	(0.22)	(0.48)	(0.70)

SmartRetirement 2035 Fund
Year Ended June 30, 2010	10.17	0.19	(g)	1.55	1.74	(0.23)	—	(0.23)
November 3, 2008 (h) through June 30, 2009	9.90	0.16	(g)	0.29	0.45	(0.15)	(0.03)	(0.18)

SmartRetirement 2040 Fund
Year Ended June 30, 2010	10.63	0.25	(g)	1.60	1.85	(0.26)	—	(0.26)
November 3, 2008 (h) through June 30, 2009	10.92	0.15	(g)	0.25	0.40	(0.17)	(0.52)	(0.69)

SmartRetirement 2045 Fund
Year Ended June 30, 2010	10.28	0.23	(g)	1.52	1.75	(0.22)	—	(0.22)
November 3, 2008 (h) through June 30, 2009	10.01	0.16	(g)	0.32	0.48	(0.17)	(0.04)	(0.21)

SmartRetirement 2050 Fund
Year Ended June 30, 2010	10.28	0.17	(g)	1.62	1.79	(0.23)	—	(0.23)
November 3, 2008 (h) through June 30, 2009	10.08	0.16	(g)	0.27	0.43	(0.15)	(0.08)	(0.23)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not of the Underlying Funds in which the Fund invests.
(f)	Net investment income (loss) is affected by timing of distributions of Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Commencement of offering of class of shares.

70	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.43	17.51%	$880	0.55%	2.34%	0.86%	26%
10.80	4.66	112	0.69	2.51	0.97	52

11.68	17.02	617	0.55	1.55	0.88	34
10.17	4.73	54	0.69	2.65	1.00	55

12.22	17.37	688	0.55	1.97	0.90	28
10.63	4.33	107	0.69	2.32	1.01	52

11.81	16.94	257	0.56	1.90	0.93	42
10.28	4.98	52	0.69	2.69	1.24	60

11.84	17.30	1,009	0.54	1.35	1.01	29
10.28	4.44	52	0.69	2.67	1.36	66

NOVEMBER 1, 2010	71

Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. JPMIA was the investment adviser to certain underlying J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

72	JPMORGAN SMARTRETIREMENT FUNDS

Appendix A — Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Dynamic Commodities Strategy Fund

Highbridge Dynamic Commodities Strategy Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund also will invest in fixed income securities. The Fund’s sub-adviser, Highbridge Capital Management, LLC, (HCM) utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM, the sub-adviser, believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thai-land and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate-and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to

NOVEMBER 1, 2010	73

Appendix A — Underlying Funds (continued)

loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities, that at the time of purchase, are rated investment grade by a national statistical rating organization or in securities that are unrated, but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Dynamic Small Cap Growth Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Economies Fund

JPMorgan Emerging Economies Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the adviser, believes to be their long-term invest-

74	JPMORGAN SMARTRETIREMENT FUNDS

ment value. The Fund may invest in common stock, preferred stock, REITs, preferred stock convertible to common stock, debt securities, depositary receipts and warrants and rights to buy common stock.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index).1 The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. The Fund’s adviser, attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least, 80% of the Fund’s net assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivatives instruments that provide exposure to stocks of such companies.

1	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and (2) debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund primarily invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by Ginnie

Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. Under normal circumstances, the Fund will invest at least 80% of its net assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in common stocks across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan High Yield Fund

JPMorgan High Yield Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations, assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts,

NOVEMBER 1, 2010	75

Appendix A — Underlying Funds (continued)

rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Inflation Managed Bond Fund

JPMorgan Inflation Managed Bond Fund seeks to maximize inflation protected total return. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Consumer Price Index in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in real estate investment trusts (REITS), exchange traded funds (ETFs), registered investment companies, commodity pools and grantor trusts that invest in real estate and commodity-related securities, commodities, or commodity futures as another way to protect against inflation risk. “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies or other countries in which it can invest.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund’s assets may be invested in issues in emerging markets. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed

76	JPMORGAN SMARTRETIREMENT FUNDS

countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad range of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks, privately placed securities and REITs.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants to buy common stocks.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of

NOVEMBER 1, 2010	77

Appendix A — Underlying Funds (continued)

the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

JPMorgan Limited Duration Bond Fund

JPMorgan Limited Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade debt securities. The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only and principal-only), commercial mortgage-backed securities, and mortgage passthrough securities. Under normal circumstances, the Fund will invest as least 80% of its net assets in bonds. The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts and Bank Investment Contracts.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. The Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

78	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its net assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the Fund’s adviser, JPMIA, determines to be of comparable quality. These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities, collateralized mortgage obligations and other securities representing an interest in or secured by mortgages. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. As part of its principal investment strategy, the Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked swaps, options, futures contracts, and other derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its assets in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Research Market Neutral Fund

JPMorgan Research Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions

NOVEMBER 1, 2010	79

Appendix A — Underlying Funds (continued)

in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index and/or the S&P 500 Index, in an effort to insulate the Fund’s performance from the effects of general stock market movements.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia, that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that the adviser believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. The Fund invests primarily in common stock.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap compa- nies. Small cap companies are companies with market capitali- zations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. In reviewing investment opportunities for the Fund, its adviser uses a value- oriented approach. The Fund’s investments are primarily in common stocks and REITS.

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securi- ties, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for secu- rities in which it can invest. The Fund may be invested in for- eign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “dis- tressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and com- mitments to purchase loan assignments (unfunded commit- ments) and may engage in short sales.

80	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its net assets in Treasury and Agency Obligations.

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Dynamic Plus Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The equity securities will primarily be common stock. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities, JPMIM, believes will underperform. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or (2) repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000® Index and the S&P 500 Index. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add, both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund invests in the equity securities of real estate companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in real estate). Real estate companies include equity and mortgage real estate investment trusts (REITs). The Fund does not invest in real estate directly. The Fund concentrates it investment in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in an industry or group of industries in the real estate sector.

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Research Equity Plus Fund seeks to provide total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both large and short positions, will invest in equity securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe

NOVEMBER 1, 2010	81

Appendix A — Underlying Funds (continued)

of the Russell 1000 Index at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies that do not have the ability to sell stock short.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) obliga- tions of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and (2) repurchase agreements fully collateralized by U.S. Treasury securities.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securi- ties across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitali- zation companies, when the adviser believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

JPMorgan Value Discovery Fund

JPMorgan Value Discovery Fund seeks long-term capital appre- ciation. Under normal circumstances, the Fund will be invested primarily in equity securities of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteris- tics. In selecting stocks, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to under- react to new, positive information concerning a company.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by invest- ing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value charac- teristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overre- act to old, negative information and underreact to new, positive information concerning a company. Under normal market con- ditions, the Fund will invest substantially all of its assets in common stocks.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospec- tus offering shares of the underlying fund. You can also find the same information online at www.jpmorganfunds.com.

82	JPMORGAN SMARTRETIREMENT FUNDS

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request and are available through the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010. PR-SRR2-1110

Prospectus

JPMorgan SmartRetirement Funds

Institutional Class Shares

November 1, 2010, as supplemented March 29, 2011

JPMorgan SmartRetirement Income Fund®	Ticker: JSIIX
JPMorgan SmartRetirement 2010 FundSM	Ticker: JSWIX
JPMorgan SmartRetirement 2015 FundSM	Ticker: JSFIX
JPMorgan SmartRetirement 2020 FundSM	Ticker: JTTIX
JPMorgan SmartRetirement 2025 FundSM	Ticker: JNSIX
JPMorgan SmartRetirement 2030 FundSM	Ticker: JSMIX
JPMorgan SmartRetirement 2035 FundSM	Ticker: SRJIX
JPMorgan SmartRetirement 2040 FundSM	Ticker: SMTIX
JPMorgan SmartRetirement 2045 FundSM	Ticker: JSAIX
JPMorgan SmartRetirement 2050 FundSM	Ticker: JTSIX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan SmartRetirement Income Fund®

Class/Ticker: Institutional/JSIIX

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.17%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.07
Acquired Fund Fees and Expenses (Underlying Fund)	0.63

Total Annual Fund Operating Expenses[1]	0.80
Fee Waivers and/or Expense Reimbursements[1]	(0.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.02% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	66	240	429	976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

NOVEMBER 1, 2010	1

JPMorgan SmartRetirement Income Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund® is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. Because the Fund is designed for investors who are retired or about to retire soon, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) generally establishes a target allocation for the Fund on an annual basis that emphasizes fixed income funds and invests, to a lesser extent, in U.S. equity funds and other types of funds described above. In establishing the Fund’s allocation, the Adviser focuses on securities that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed.

2	JPMORGAN SMARTRETIREMENT FUNDS

These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	10.15%
Worst Quarter	4th quarter, 2008	–7.91%

The Fund’s year-to-date total return through 9/30/10 was 7.65%.

NOVEMBER 1, 2010	3

JPMorgan SmartRetirement Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	21.62%	3.56%
Return After Taxes on Distributions	20.13	2.13
Return After Taxes on Distributions and Sale of Fund Shares	14.08	2.27
S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	11.65	2.93
BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.79	3.49

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: Institutional/JSWIX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.10
Acquired Fund Fees and Expenses (Underlying Fund)	0.66

Total Annual Fund Operating Expenses[1]	0.86
Fee Waivers and/or Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.69

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	70	257	460	1,045

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

NOVEMBER 1, 2010	5

JPMorgan SmartRetirement 2010 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

6	JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	1 1. 41%
Worst Quarter	4th quarter, 2008	–10.54%

The Fund’s year-to-date total return through 9/30/10 was 7.85%.

NOVEMBER 1, 2010	7

JPMorgan SmartRetirement 2010 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	23.57%	2.86%
Return After Taxes on Distributions	22.10	1.42
Return After Taxes on Distributions and Sale of Fund Shares	15.37	1.71
S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	14.90	2.62
BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX
(Reflects No Deduction for Taxes)	21.58	2.23

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.
2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker: Institutional/JSFIX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.10
Acquired Fund Fees and Expenses (Underlying Fund)	0.73

Total Annual Fund Operating Expenses[1]	0.93
Fee Waivers and/or Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.76

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	78	279	498	1,127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

NOVEMBER 1, 2010	9

JPMorgan SmartRetirement 2015 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater

10	JPMORGAN SMARTRETIREMENT FUNDS

sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	13.94%
Worst Quarter	4th quarter, 2008	–13.53%

The Fund’s year-to-date total return through 9/30/10 was 8.21%.

NOVEMBER 1, 2010	11

JPMorgan SmartRetirement 2015 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	26.82%	2.31%
Return After Taxes on Distributions	25.50	0.96
Return After Taxes on Distributions and Sale of Fund Shares	17.53	1.33
S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees,
Expenses or Taxes)	17.77	2.21
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX
(Reflects No Deduction for Taxes)	25.18	2.09

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.
2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: Institutional/JTTIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.19%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.09
Acquired Fund Fees and Expenses (Underlying Fund)	0.78

Total Annual Fund Operating Expenses[1]	0.97
Fee Waivers and/or Expense Reimbursements[1]	(0.16)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[1]	0.81

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	83	293	521	1,175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

NOVEMBER 1, 2010	13

JPMorgan SmartRetirement 2020 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks,

14	JPMORGAN SMARTRETIREMENT FUNDS

and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Income, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	15.77%
Worst Quarter	4th quarter, 2008	–15.58%

The Fund’s year-to-date total return through 9/30/10 was 8.12%.

NOVEMBER 1, 2010	15

JPMorgan SmartRetirement 2020 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	29.39%	1.91%
Return After Taxes on Distributions	28.33	0.59
Return After Taxes on Distributions and Sale of Fund Shares	19.25	1.01
S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.25	1.73
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX
(Reflects No Deduction for Taxes)	27.70	1.44

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: Institutional/JNSIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.19%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.09
Acquired Fund Fees and Expenses (Underlying Fund)	0.81

Total Annual Fund Operating Expenses[1]	1.00
Fee Waivers and/or Expense Reimbursements[1]	(0.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.85

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	87	303	538	1,211

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010	17

JPMorgan SmartRetirement 2025 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

18	JPMORGAN SMARTRETIREMENT FUNDS

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	17.26%
Worst Quarter	4th quarter, 2008	–17.36%

The Fund’s year-to-date total return through 9/30/10 was 7.68%.

NOVEMBER 1, 2010	19

JPMorgan SmartRetirement 2025 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	31.47%	(3.04)%
Return After Taxes on Distributions	30.59	(4.06)
Return After Taxes on Distributions and Sale of Fund Shares	20.63	(3.08)
S&P TARGET DATE 2025 INDEX[1]
(Reflects No Deduction for Fees,
Expenses or Taxes)	22.33	(3.88)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees,
Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees,
Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.47	(6.43)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: Institutional/JSMIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.11
Acquired Fund Fees and Expenses (Underlying Fund)	0.85

Total Annual Fund Operating Expenses[1]	1.06
Fee Waivers and/or Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.89

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	91	320	568	1,279

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

NOVEMBER 1, 2010	21

JPMorgan SmartRetirement 2030 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

22	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	18.63%
Worst Quarter	4th quarter, 2008	–19.04%

The Fund’s year-to-date total return through 9/30/10 was 7.53%.

NOVEMBER 1, 2010	23

JPMorgan SmartRetirement 2030 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	32.98%	1.18%
Return After Taxes on Distributions	32.09	0.05
Return After Taxes on Distributions and Sale of Fund Shares	21.63	0.56
S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	24.01	1.08
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX
(Reflects No Deduction for Taxes)	30.89	(0.18)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.
2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: Institutional/SRJIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.11
Acquired Fund Fees and Expenses (Underlying Fund)	0.87

Total Annual Fund Operating Expenses[1]	1.08
Fee Waivers and/or Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	327	579	1,302

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

NOVEMBER 1, 2010	25

JPMorgan SmartRetirement 2035 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

26	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	19.37%
Worst Quarter	4th quarter, 2008	–19.18%

The Fund’s year-to-date total return through 9/30/10 was 7.11%.

NOVEMBER 1, 2010	27

JPMorgan SmartRetirement 2035 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	34.13%	(4.25)%
Return After Taxes on Distributions	33.42	(5.04)
Return After Taxes on Distributions and Sale of Fund Shares	22.41	(3.92)
S&P TARGET DATE 2035 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	25.30	(5.76)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.27	(7.89)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker: Institutional/SMTIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.24%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.14
Acquired Fund Fees and Expenses (Underlying Fund)	0.88

Total Annual Fund Operating Expenses[1]	1.12
Fee Waivers and/or Expense Reimbursements[1]	(0.20)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.92

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	94	336	598	1,345

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010	29

JPMorgan SmartRetirement 2040 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

30	JPMORGAN SMARTRETIREMENT FUNDS

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.47%

The Fund’s year-to-date total return through 9/30/10 was 7.18%.

NOVEMBER 1, 2010	31

JPMorgan SmartRetirement 2040 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS
Return Before Taxes	33.87%	1.02%
Return After Taxes on Distributions	33.10	(0.09)
Return After Taxes on Distributions and Sale of Fund Shares	22.24	0.45
S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.28	0.04
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.39	(2.85)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: Institutional/JSAIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.16
Acquired Fund Fees and Expenses (Underlying Fund)	0.87

Total Annual Fund Operating Expenses[1]	1.13
Fee Waivers and/or Expense Reimbursements[1]	(0.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	337	601	1,355

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

NOVEMBER 1, 2010	33

JPMorgan SmartRetirement 2045 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

34	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	19.32%
Worst Quarter	4th quarter, 2008	–19.20%

The Fund’s year-to-date total return through 9/30/10 was 7.02%.

NOVEMBER 1, 2010	35

JPMorgan SmartRetirement 2045 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS
Return Before Taxes	34.30%	(3.76)%
Return After Taxes on Distributions	33.53	(4.58)
Return After Taxes on Distributions and Sale of Fund Shares	22.51	(3.53)
S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S.
AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET
2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.28	(8.27)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: Institutional/JTSIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.33%
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.23
Acquired Fund Fees and Expenses (Underlying Fund)	0.87

Total Annual Fund Operating Expenses[1]	1.20
Fee Waivers and/or Expense Reimbursements[1]	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	352	632	1,429

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

NOVEMBER 1, 2010	37

JPMorgan SmartRetirement 2050 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

38	JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	19.20%
Worst Quarter	4th quarter, 2008	–19.11%

The Fund’s year-to-date total return through 9/30/10 was 7.34%.

NOVEMBER 1, 2010	39

JPMorgan SmartRetirement 2050 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2009)
	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS
Return Before Taxes	33.94%	(3.80)%
Return After Taxes on Distributions	33.21	(4.60)
Return After Taxes on Distributions and Sale of Fund Shares	22.28	(3.56)
S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)
RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees,
Expenses or Taxes)	28.34	(7.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76
LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.75	(8.49)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40	JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM or Security Capital Research & Management Incorporated (SC-R&M). SC-R&M is under common control with JPMIM. Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund and the Highbridge Dynamic Commodities Strategy Fund. HCM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to invest in a diversified group of other mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds). The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies, commodities and money market instruments. Exposure and diversification to such asset classes is achieved by investing in the other J.P. Morgan Funds (the underlying funds) as well as by investing directly in securities and other financial instruments, including derivatives, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC). In connection with its main investment strategies, the Funds may use futures including exchange traded futures. The Funds are also permitted to use other derivatives such as options and swaps. Under certain market conditions, the use of derivatives could be significant.

A brief description of the underlying J.P. Morgan Funds can be found in Appendix A. Appendix A lists the underlying funds that each Fund may utilize as of the date of this prospectus. The

Funds may invest in additional underlying funds that are not listed on Appendix A from time to time in the future so long as a Fund’s investments in any additional underlying fund does not exceed 5% of Fund holdings. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the Adviser believes would outperform the Funds’ benchmarks and peer group over the long term.

All of the JPMorgan SmartRetirement Funds, except the JPMorgan SmartRetirement Income Fund (the Target Date Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2015 for the JPMorgan SmartRetirement 2015 Fund). The JPMorgan Smart-Retirement Income Fund is designed for investors who are retired or expect to retire soon.

FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the Statement of Additional Information.

Glide Path. JPMIM uses a strategic asset allocation strategy for each of the Target Date Funds that changes over time as a Fund approaches its target retirement date. This is known as the “Glide Path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s target asset allocation will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. Once a Target Date Fund’s asset allocation is substantially the same as the JPMorgan Smart-Retirement Income Fund, the Target Date Fund may, but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The Target Date Funds are “to” funds rather than “through” funds.

NOVEMBER 1, 2010	41

More About the Funds (continued)

WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?
A “through” target date fund has a longer Glide Path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund treats the target date as the end point of the Glide Path. These funds reach their most conservative allocation close to the target retirement year. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

Target Allocations. For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among J.P. Morgan Funds. For each Target Date Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds or asset classes when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time.

For each Fund, the target asset allocation among types of underlying funds as of February 28, 2011 is set forth below.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

42	JPMORGAN SMARTRETIREMENT FUNDS

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

NOVEMBER 1, 2010	43

More About the Funds (continued)

The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMorgan SmartRetirement Income Fund		JPMorgan SmartRetirement 2010 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	16.5%	0–30%	16.5%	0–30%
U.S. Small/Mid Cap Equity Funds	3.5	0–10	3.5	0–10
REIT Funds	2.5	0–10	2.5	0–10
International Equity Funds	7.5	0–23	7.5	0–23
Emerging Markets Equity Funds	3.0	0–20	3.0	0–20
U.S. Fixed Income Funds	45.0	30–90	45.0	30–90
Emerging Markets Debt Funds	4.5	0–15	4.5	0–15
High Yield Fixed Income Funds	7.5	0–15	7.5	0–15
Money Market Funds/Cash and Cash Equivalents	10.0	0–20	10.0	0–20
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2015 Fund		JPMorgan SmartRetirement 2020 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	24.5%	12–42%	29.5%	17–47%
U.S. Small/Mid Cap Equity Funds	5.5	0–20	7.0	0–20
REIT Funds	4.0	0–20	4.5	0–20
International Equity Funds	11.0	0–30	13.0	0–30
Emerging Markets Equity Funds	5.0	0–20	6.0	0–20
U.S. Fixed Income Funds	40.0	20–60	31.0	10–50
Emerging Markets Debt Funds	4.0	0–15	3.5	0–15
High Yield Fixed Income Funds	6.0	0–15	5.5	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

44	JPMORGAN SMARTRETIREMENT FUNDS

	JPMorgan SmartRetirement 2025 Fund		JPMorgan SmartRetirement 2030 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	34.25%	20–50%	37.75%	20–55%
U.S. Small/Mid Cap Equity Funds	8.0	0–20	9.0	0–20
REIT Funds	5.0	0–20	5.5	0–20
International Equity Funds	15.75	5–35	17.75	5–35
Emerging Markets Equity Funds	7.0	0–20	7.5	0–20
U.S. Fixed Income Funds	22.0	0–40	15.5	0–40
Emerging Markets Debt Funds	3.0	0–15	2.5	0–15
High Yield Fixed Income Funds	5.0	0–15	4.5	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2035 Fund		JPMorgan SmartRetirement 2040 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	42.0%	25–55%	42.0%	25–55%
U.S. Small/Mid Cap Equity Funds	9.5	0–20	9.5	0–20
REIT Funds	6.0	0–20	6.0	0–20
International Equity Funds	19.5	5–35	19.5	5–35
Emerging Markets Equity Funds	8.0	0–20	8.0	0–20
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

NOVEMBER 1, 2010	45

More About the Funds (continued)

	JPMorgan SmartRetirement		JPMorgan SmartRetirement
	2045 Fund		2050 Fund
	Target Asset		Target Asset
Type of Investment	Allocation	Range	Allocation	Range
U.S. Large Cap Equity Funds	42.0%	25–55%	42.0%	25–55%
U.S. Small/Mid Cap Equity Funds	9.5	0–20	9.5	0–20
REIT Funds	6.0	0–20	6.0	0–20
International Equity Funds	19.5	5–35	19.5	5–35
Emerging Markets Equity Funds	8.0	0–20	8.0	0–20
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying J.P. Morgan Funds within the following ranges, subject to changes as described above.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–20%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Dynamic Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan U.S. Research Equity Plus Fund	0–20	0–20	0–32	0–40	0–46
JPMorgan Value Discovery Fund*	0–20	0–20	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

* JPMorgan Value Discovery Fund has commenced operation but as of the date of this prospectus is not open to the public.

46	JPMORGAN SMARTRETIREMENT FUNDS

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Dynamic Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Research Equity Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Value Discovery Fund*	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	JPMorgan Value Discovery Fund has commenced operation but as of the date of this prospectus is not open to the public.

NOVEMBER 1, 2010	47

More About the Funds (continued)

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20

48	JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–10	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Emerging Markets Equity Fund	0–20	0–20	0–20	0–20	0–20

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Inflation Managed Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Limited Duration Bond Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–90	0–60	0–50	0–40
JPMorgan Total Return Fund	0–90	0–90	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–90	0–60	0–50	0–40

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More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Emerging Markets Equity Fund	0–20	0–20	0–20	0–20	0–20

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Inflation Managed Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Limited Duration Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Total Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40

50	JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–20	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–20	0–10	0–10	0–10

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

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More About the Funds (continued)

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds currently do not offer Class R5 Shares and will not offer Class R6 Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds, or to the extent that an underlying fund does not have Institutional Class Shares, the Funds may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Funds invest in shares of the underlying funds that do not offer Class R6 Shares, the Funds’ total expenses will be higher. Additional J.P. Morgan Funds may be added to the list of underlying funds from time to time.

Direct Investments in Securities and Financial Instruments. The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities and other financial instruments, such as futures, swaps and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities.

INVESTMENT RISKS

The JPMorgan SmartRetirement Funds invest in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the JPMorgan SmartRetirement Funds and the risks associated with the underlying funds are described below.

Investment Risk. JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.

JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.

1.	Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.

2.	You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.

3.	Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.

4.	Your risk tolerance may change over time. It is important that you re-evaluate your investment in a Target Date Fund periodically.

5.	If you need help making an investment decision, you should consult a financial advisor.

Investments in Mutual Funds Risk. Each JPMorgan Smart-Retirement Fund invests in underlying J.P. Morgan Funds as a primary strategy, so each Fund’s performance is directly related to the performance of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Derivatives Risk. The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk

52	JPMORGAN SMARTRETIREMENT FUNDS

that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Securities and Financial Instruments Risks. JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.

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More About the Funds (continued)

Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the Adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Interest Rate Risk. Some of the underlying funds invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Funds. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Mortgage-Related and Other Asset-Backed Securities Risk. Some of the underlying funds invest in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be more volatile and may be subject to higher risk of nonpayment.

Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Foreign Securities and Emerging Market Risks. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

54	JPMORGAN SMARTRETIREMENT FUNDS

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the underlying fund’s yield on those securities would be decreased.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.

Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these Funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the underlying funds’ shares being more sensitive to the economic results of those issuing the securities.

Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the CPI-U in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of inflation. In addition, some of the underlying funds may make direct investments in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and

NOVEMBER 1, 2010	55

More About the Funds (continued)

will fluctuate as the principal and interest is adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. An underlying fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Securities Lending Risk. Some of the underlying funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. In addition, an underlying fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, an underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.

Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.

Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated

56	JPMORGAN SMARTRETIREMENT FUNDS

with portfolio turnover may adversely affect an underlying fund’s performance.

Redemption Risk. An underlying fund may need to sell its holdings in order to meet shareholder redemption requests. The underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to or is required to sell are illiquid. The underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 and will not offer Class R6 Shares, therefore, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R6, Class R5 or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. The shares of the underlying funds in which the JPMorgan SmartRetirement Funds invest impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to a JPMorgan SmartRetirement Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds up to 0.10%. This amount is shown as a waiver under “Fee Waivers and/or Expense Reimbursements” in the Annual Fund Operating Expenses table. As a result of this waiver, the combined shareholder servicing fee of the Fund and the underlying funds will not exceed 0.10%.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ON S&P TARGET DATE INDEX SERIES

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an Index) was 9/25/08 (the Original Inception Date). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

NOVEMBER 1, 2010	57

More About the Funds (continued)

Effective 3/1/10, Standard & Poor’s modified the method used to calculate Index levels and returns for each Index. Index history prior to 3/1/10 reflected the original calculation method, while Index history after 3/1/10 reflects the modified calculation method.

Prior to 3/1/10, each Index was reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After 3/1/10, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule took effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

58	JPMORGAN SMARTRETIREMENT FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares — See “How do I open an account?”

•

Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Interme-

diary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or

NOVEMBER 1, 2010	59

How to Do Business with the Funds (continued)

permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term

Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. This is also known as the offering price.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in securities and other financial instruments. The market value of an underlying fund’s investments and the Funds’ direct investments in securities and other financial instruments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market

60	JPMORGAN SMARTRETIREMENT FUNDS

quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases. Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares— When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INSTITUTIONAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

NOVEMBER 1, 2010	61

How to Do Business with the Funds (continued)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.

1 Chase Plaza New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INSTITUTIONAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus of any J.P. Morgan Fund by contacting your Financial Intermediary, or by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

62	JPMORGAN SMARTRETIREMENT FUNDS

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Funds or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

NOVEMBER 1, 2010	63

How to Do Business with the Funds (continued)

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. For information on minimum required balances, please read “Purchasing Fund Shares— How do I open an account?” The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

64	JPMORGAN SMARTRETIREMENT FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders. The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

If you receive distributions that are properly designated as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and

NOVEMBER 1, 2010	65

Shareholder Information (continued)

character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters— Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by a Fund, as discussed in the Statement of Additional Information

The tax considerations described in this section do not apply to tax-deferred or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

66	JPMORGAN SMARTRETIREMENT FUNDS

Management of the Funds

The Adviser, Administrator and Distributor

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (245 Park Avenue, New York, NY 10167) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in that Fund’s semi-annual report for the six-month period ended December 31.

Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Fund Managers

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, Michael Schoenhaut and Daniel Oldroyd. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has had investment oversight responsibility for the Funds since 2008. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Funds since their inception in 2006.

Mr. Jakobson, Managing Director, joined JPMIM in 1987, has served as a portfolio manager for JPMIM’s global asset allocation and balanced portfolios since 1995, and has been a portfolio manager of the Funds since their inception.

Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception. An employee since 2000 and a portfolio manager of the Funds since November 2010, Mr. Oldroyd, Vice President and CFA and CAIA charter- holder, has held several positions including investment strategist for J.P. Morgan Retirement Plans Services.

JPMIM and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying mutual funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

NOVEMBER 1, 2010	67

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the last one through five years or the periods of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available on request.

The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

Institutional Class
				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement Income Fund
Year Ended June 30, 2010	$12.98	$0.49	(g)	$1.29	$1.78	$(0.47)	$—	$(0.47)
Year Ended June 30, 2009	14.77	0.54	(g)	(1.58)	(1.04)	(0.52)	(0.23)	(0.75)
Year Ended June 30, 2008	15.99	0.65	(g)	(1.09)	(0.44)	(0.77)	(0.01)	(0.78)
Year Ended June 30, 2007	14.88	0.73	(g)	0.89	1.62	(0.51)	— (h)	(0.51)
May 15, 2006 (i) through June 30, 2006	15.00	0.10		(0.12)	(0.02)	(0.10)	—	(0.10)

SmartRetirement 2010 Fund
Year Ended June 30, 2010	12.37	0.47	(g)	1.39	1.86	(0.48)	—	(0.48)
Year Ended June 30, 2009	14.67	0.50	(g)	(2.04)	(1.54)	(0.47)	(0.29)	(0.76)
Year Ended June 30, 2008	16.23	0.59		(1.31)	(0.72)	(0.74)	(0.10)	(0.84)
Year Ended June 30, 2007	14.88	0.56		1.40	1.96	(0.60)	(0.01)	(0.61)
May 15, 2006 (i) through June 30, 2006	15.00	0.06		(0.12)	(0.06)	(0.06)	—	(0.06)

SmartRetirement 2015 Fund
Year Ended June 30, 2010	11.82	0.44	(g)	1.50	1.94	(0.44)	—	(0.44)
Year Ended June 30, 2009	14.68	0.44	(g)	(2.57)	(2.13)	(0.40)	(0.33)	(0.73)
Year Ended June 30, 2008	16.57	0.53	(g)	(1.54)	(1.01)	(0.73)	(0.15)	(0.88)
Year Ended June 30, 2007	14.83	0.49	(g)	1.82	2.31	(0.56)	(0.01)	(0.57)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.17)	(0.12)	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.

68	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$14.29	13.75%	$129,331	0.02%	3.44%	0.17%	10%
12.98	(6.77)	88,821	0.02	4.17	0.22	63
14.77	(2.88)	87,311	0.02	4.13	0.15	38
15.99	10.99	66,328	0.02	4.56	0.24	38
14.88	(0.14)	119	0.02	6.03	0.37	1

13.75	15.07	61,771	0.03	3.44	0.20	16
12.37	(10.22)	55,445	0.03	4.00	0.26	63
14.67	(4.68)	68,515	0.03	3.79	0.21	31
16.23	13.32	58,382	0.03	3.66	0.18	27
14.88	(0.42)	6,774	0.03	19.30	0.36	2

13.32	16.40	156,672	0.03	3.27	0.20	17
11.82	(14.17)	112,187	0.03	3.68	0.25	50
14.68	(6.37)	131,615	0.03	3.32	0.24	26
16.57	15.73	105,922	0.03	3.04	0.14	25
14.83	(0.77)	10,508	0.03	19.03	0.36	2

NOVEMBER 1, 2010	69

Financial Highlights (continued)

Institutional Class
	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartRetirement 2020 Fund
Year Ended June 30, 2010	$11.46	$0.40	(g)	$1.59	$1.99	$(0.41)	$—	$(0.41)
Year Ended June 30, 2009	14.70	0.39	(g)	(2.91)	(2.52)	(0.34)	(0.38)	(0.72)
Year Ended June 30, 2008	16.88	0.46	(g)	(1.75)	(1.29)	(0.70)	(0.19)	(0.89)
Year Ended June 30, 2007	14.79	0.39	(g)	2.22	2.61	(0.51)	(0.01)	(0.52)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.21)	(0.16)	(0.05)	—	(0.05)

SmartRetirement 2025 Fund
Year Ended June 30, 2010	10.63	0.35	(g)	1.52	1.87	(0.33)	—	(0.33)
Year Ended June 30, 2009	13.52	0.32	(g)	(2.89)	(2.57)	(0.27)	(0.05)	(0.32)
July 31, 2007 (i) through June 30, 2008	15.00	0.44	(g)	(1.32)	(0.88)	(0.60)	—	(0.60)

SmartRetirement 2030 Fund
Year Ended June 30, 2010	10.83	0.32	(g)	1.66	1.98	(0.33)	—	(0.33)
Year Ended June 30, 2009	14.80	0.30	(g)	(3.54)	(3.24)	(0.25)	(0.48)	(0.73)
Year Ended June 30, 2008	17.33	0.36	(g)	(2.00)	(1.64)	(0.66)	(0.23)	(0.89)
Year Ended June 30, 2007	14.76	0.29	(g)	2.74	3.03	(0.46)	— (h)	(0.46)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.24)	(0.19)	(0.05)	—	(0.05)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.

70	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.04	17.33%	$227,785	0.03%	2.99%	0.19%	20%
11.46	(16.76)	182,929	0.03	3.36	0.25	50
14.70	(7.95)	200,510	0.03	2.85	0.24	27
16.88	17.81	158,680	0.03	2.40	0.13	36
14.79	(1.06)	32,377	0.03	18.67	0.36	6

12.17	17.49	41,093	0.04	2.78	0.19	28
10.63	(18.86)	17,736	0.04	3.04	0.28	51
13.52	(6.14)	13,687	0.04	3.30	0.50	33

12.48	18.17	197,111	0.04	2.47	0.21	26
10.83	(21.35)	159,882	0.04	2.70	0.27	52
14.80	(9.91)	170,167	0.04	2.23	0.26	33
17.33	20.77	133,109	0.04	1.77	0.13	27
14.76	(1.29)	39,010	0.04	17.91	0.36	6

NOVEMBER 1, 2010	71

Financial Highlights (continued)

Institutional Class
				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions

SmartRetirement 2035 Fund
Year Ended June 30, 2010	$10.19	$0.29	(g)	$1.52	$1.81	$(0.28)	$—	$(0.28)
Year Ended June 30, 2009	13.30	0.26	(g)	(3.14)	(2.88)	(0.20)	(0.03)	(0.23)
July 31, 2007 (i) through June 30, 2008	15.00	0.37	(g)	(1.48)	(1.11)	(0.59)	—	(0.59)

SmartRetirement 2040 Fund
Year Ended June 30, 2010	10.67	0.29	(g)	1.64	1.93	(0.32)	—	(0.32)
Year Ended June 30, 2009	14.74	0.28	(g)	(3.63)	(3.35)	(0.20)	(0.52)	(0.72)
Year Ended June 30, 2008	17.34	0.35	(g)	(2.06)	(1.71)	(0.65)	(0.24)	(0.89)
Year Ended June 30, 2007	14.76	0.28	(g)	2.77	3.05	(0.47)	— (h)	(0.47)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.24)	(0.19)	(0.05)	—	(0.05)

SmartRetirement 2045 Fund
Year Ended June 30, 2010	10.29	0.29	(g)	1.53	1.82	(0.27)	—	(0.27)
Year Ended June 30, 2009	13.37	0.27	(g)	(3.08)	(2.81)	(0.23)	(0.04)	(0.27)
July 31, 2007 (i) through June 30, 2008	15.00	0.37	(g)	(1.42)	(1.05)	(0.58)	—	(0.58)

SmartRetirement 2050 Fund
Year Ended June 30, 2010	10.31	0.29	(g)	1.56	1.85	(0.28)	—	(0.28)
Year Ended June 30, 2009	13.49	0.27	(g)	(3.16)	(2.89)	(0.21)	(0.08)	(0.29)
July 31, 2007 (i) through June 30, 2008	15.00	0.41	(g)	(1.43)	(1.02)	(0.49)	—	(0.49)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.

72	JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.72	17.70%	$23,662	0.04%	2.36%	0.21%	34%
10.19	(21.52)	14,863	0.04	2.62	0.32	55
13.30	(7.70)	10,303	0.04	2.83	0.63	51

12.28	18.03	160,991	0.04	2.29	0.24	28
10.67	(22.18)	127,662	0.04	2.54	0.30	52
14.74	(10.30)	126,088	0.04	2.12	0.28	36
17.34	20.94	104,191	0.04	1.68	0.14	25
14.76	(1.29)	39,928	0.04	17.10	0.36	6

11.84	17.62	11,601	0.04	2.38	0.26	42
10.29	(20.86)	8,520	0.04	2.70	0.57	60
13.37	(7.28)	3,916	0.04	2.79	1.39	37

11.88	17.88	15,656	0.04	2.34	0.33	29
10.31	(21.28)	6,631	0.04	2.79	0.75	66
13.49	(7.05)	1,545	0.04	3.08	2.48	63

NOVEMBER 1, 2010	73

Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. JPMIA was the investment adviser to certain underlying J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

74	JPMORGAN SMARTRETIREMENT FUNDS

Appendix A — Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Dynamic Commodities Strategy Fund

Highbridge Dynamic Commodities Strategy Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund also will invest in fixed income securities. The Fund’s sub-adviser, Highbridge Capital Management, LLC (HCM), utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM, the sub-adviser, believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thai-land and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to

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Appendix A — Underlying Funds (continued)

loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities, that at the time of purchase, are rated investment grade by a national statistical rating organization or in securities that are unrated, but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in common stock of large- and mid-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Dynamic Small Cap Growth Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Economies Fund

JPMorgan Emerging Economies Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling

76	JPMORGAN SMARTRETIREMENT FUNDS

below what the adviser believes to be their long-term investment value. The Fund may invest in common stock, preferred stock, REITs, preferred stock convertible to common stock, debt securities, depositary receipts and warrants and rights to buy common stock.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index).1 The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. The Fund’s adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least, 80% of the Fund’s net assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivatives instruments that provide exposure to stocks of such companies.

1	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and (2) debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund principally invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by Ginnie

Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. Under normal circumstances, the Fund will invest at least 80% of its net assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in common stocks across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan High Yield Fund

JPMorgan High Yield Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations, assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks,

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Appendix A — Underlying Funds (continued)

preferred stocks, convertible securities, depositary receipts,

rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Inflation Managed Bond Fund

JPMorgan Inflation Managed Bond Fund seeks to maximize inflation protected total return. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Consumer Price Index in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in real estate investment trusts (REITS), exchange traded funds (ETFs), registered investment companies, commodity pools and grantor trusts that invest in real estate and commodity-related securities, commodities, or commodity futures as another way to protect against inflation risk. “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies or other countries in which it can invest.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants,

receipts and other equity securities that comprise the index or indices identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund’s assets may be invested in issuers in emerging markets. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities.

78	JPMORGAN SMARTRETIREMENT FUNDS

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International

(MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad range of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks, privately placed securities and REITs.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants to buy common stocks.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell MidcapT Index at the time of purchase.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of

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Appendix A — Underlying Funds (continued)

the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

JPMorgan Limited Duration Bond Fund

JPMorgan Limited Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade debt securities. The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only and principal-only), commercial mortgage-backed securities, and mortgage passthrough securities. Under normal circumstances, the Fund will invest as least 80% of its net assets in bonds. The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts and Bank Investment Contracts.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. The Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

80	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid-capT Growth Index at the time of purchase.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its net assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the Fund’s adviser, JPMIA, determines to be of comparable quality. These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities, collateralized mortgage obligations and other securities representing an interest in or secured by mortgages. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. As part of its principal investment strategy, the Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its assets in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Research Market Neutral Fund

JPMorgan Research Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those

NOVEMBER 1, 2010	81

Appendix A — Underlying Funds (continued)

of the Russell 1000® Index and/or the S&P 500 Index, in an

effort to insulate the Fund’s performance from the effects of general stock market movements.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia, that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that the adviser believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000®

Index stocks at the time of purchase. The Fund invests primarily in common stock.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000T Value Index stocks at the time of purchase. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for securities in which it can invest. The Fund may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and commitments to purchase loan assignments (unfunded commitments) and may engage in short sales.

82	JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its net assets in Treasury and Agency Obligations.

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Dynamic Plus Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The equity securities will primarily be common stock. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities, JPMIM, believes will underperform. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or (2) repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000T Index and the S&P 500 Index. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add, both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000T Value Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund invests in the equity securities of real estate companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in real estate). Real estate companies include equity and mortgage real estate investment trusts (REITs). The Fund does not invest in real estate directly. The Fund concentrates it investment in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in an industry or group of industries in the real estate sector.

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Research Equity Plus Fund seeks to provide total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both large and short positions, will invest in equity securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe

NOVEMBER 1, 2010	83

Appendix A — Underlying Funds (continued)

of the Russell 1000 Index at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies that do not have the ability to sell stock short.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and (2) repurchase agreements fully collateralized by U.S. Treasury securities.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies, when the adviser believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

JPMorgan Value Discovery Fund

JPMorgan Value Discovery Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will be invested primarily in equity securities of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to under-react to new, positive information concerning a company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund. You can also find the same information online at www.jpmorganfunds.com.

84	JPMORGAN SMARTRETIREMENT FUNDS

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request and are available through the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010. PR-SRI-1110